UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period: December 1, 2017 through November 30,2018

Item 1. Reports to Stockholders.

HORIZON FUNDS	Annual Report

Horizon Active Asset Allocation Fund
Investor Class	Shares	AAANX
Advisor Class	Shares	HASAX
Institutional Class	Shares	HASIX

Horizon Active Risk Assist® Fund
Investor Class	Shares	ARANX
Advisor Class	Shares	ARAAX
Institutional Class	Shares	ACRIX

Horizon Active Income Fund
Investor Class	Shares	AIMNX
Advisor Class	Shares	AIHAX
Institutional Class	Shares	AIRIX

Horizon Active Dividend Fund
Investor Class	Shares	HNDDX
Advisor Class	Shares	HADUX

Horizon Defined Risk Fund
Investor Class	Shares	HNDRX
Advisor Class	Shares	HADRX

November 30, 2018

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON ACTIVE DIVIDEND FUND, and HORIZON DEFINED RISK FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1-855-754-7932 or by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-855-754-7932 to let the Fund know of your request. Your election to receive in paper will apply to all funds held in your account.

Horizon Funds

Table of Contents
Letter to Shareholders	1
Portfolio Review	5
Portfolio Composition	10
Portfolios of Investments	12
Statements of Assets and Liabilities	48
Statements of Operations	50
Statements of Changes in Net Assets	52
Financial Highlights	57
Notes to Financial Statements	70
Disclosure of Fund Expenses	87
Report of Independent Registered Public Accounting Firm	88
Additional Information	89
Privacy Notice	92

Horizon Funds Letter to Shareholders November 30, 2018

Dear Shareholder:

In the following paragraphs we will recap the key factors affecting broad markets and the Horizon Funds through the fiscal year ended November 30, 2018.

Horizon Active Asset Allocation Fund

The Horizon Active Asset Allocation Fund (Investor Class) returned 0.46% for the fiscal year ended November 30, 2018. Global stocks diverged significantly throughout the year with domestic stocks holding up well (S&P 500 Index returned 6.27%) and foreign stocks giving back some of their gains from the previous year (S&P Global BMI ex-US Index down -8.29%). The reversal in global stock leadership was a key factor in the Fund’s performance throughout the year. The Fund entered the year with an overweight to foreign stocks but reduced that exposure as it became clear that the domestic economy would hold up better than foreign economies. Markets certainly followed suit with emerging markets and European markets generally performing poorly. Key drivers of Fund performance were factor portfolios, specifically momentum and quality factors. Additionally, the Fund benefitted from option positions associated with the sharp spike in the VIX Index (Chicago Board Options Exchange S&P 500 Volatility) during February, helping to buffer losses during that event. The two factors generally have a growth tilt, which was the leading style during the fiscal year. Large technology and consumer discretionary firms have been the darlings of the stock market for several years; second, the Fund benefitted from holding these identities as well. As we expected, the markets were more volatile this past year. Valuations, specifically in the technology and consumer sectors, have begun to stretch and investors seem to be less confident. Rate hikes by the Federal Reserve have added to the angst. Even with the increase in market risks, U.S. fundamentals remain sound and we expect them to stay that way for some time.

Horizon Active Risk Assist Fund

The Horizon Active Risk Assist Fund (Investor Class) realized a return of -0.31% for the fiscal year ended November 30, 2018, which trailed domestic equities but outpaced international equities. Domestic equities (as measured by the S&P 500 Index) returned 6.27%, while international equities returned -8.29% (as measured by the S&P Global BMI ex-US Index) over the same period. As a risk mitigation strategy, the Fund performed well, with realized volatility of 12.57%, lower than domestic equities (with a realized volatility of 15.12%) but slightly above international equities (with a realized volatility of 10.65%). The Fund also realized a maximum drawdown of -10.96% which was similar to the S&P 500 drawdown of -10.10% and beat the -18.69% drawdown of the S&P Global BMI ex-US.

Unlike during the fiscal year of 2017 when the Fund’s Risk Assist methodology did not actively de-risk at any point (“de-risk” meaning a partial re-allocation of Fund assets away from global equities and towards U.S. Treasury-related securities), in 2018 we had two such events. The first event occurred when the Fund partially de-risked in early February when global stocks fell (due in part to inflation fears in the U.S.) and the Fund remained less than fully allocated to global equities until early June. The Fund benefitted from option positions associated with the sharp spike in the VIX Index (Chicago Board Options Exchange S&P 500 Volatility) during February, helping to buffer losses during that event. The second event occurred in late October, when global stocks fell due in part to uncertainty surrounding the Federal Reserve, and the Fund remained partially de-risked through the end of the fiscal year. As part of Horizon’s active asset allocation process, the Fund held a 10-45% allocation to international equities at various times throughout the year. Additionally, allocations towards domestic growth and momentum factor allocations in both large-cap and small-cap stocks contributed the most to the Fund’s return, while allocations towards Europe and developed international stocks detracted the most from the Fund’s return over the fiscal year.

Horizon Funds Letter to Shareholders (Continued) November 30, 2018

Horizon Active Income Fund

The Horizon Active Income Fund (Investor Class) was down -3.58% for the fiscal year ended November 30, 2018, while the broader bond market (as measured by Bloomberg Barclays US Aggregate Bond Index) was down -1.34%. Bond returns have been very limited for many years, and this past year was no exception. Interest rates moved higher during the previous twelve months with the yield curve flattening significantly. The move in rates kept bond returns in check and began to put pressure on credit markets towards the end of the year. The portfolio has held an overweight allocation to credit investments (corporate debt and high yield bonds) for several years and that has added to both return and risk. Even though volatility has picked up in credit markets, we still feel that the fundamentals supporting these investments are sound. Therefore, we continue to maintain this overweight allocation. As we look forward, we expect rates to be range-bound with a fairly flat yield curve. The demand for U.S. debt is strong and should remain strong with rates flat to higher in the next year.

Horizon Active Dividend Fund

The Horizon Active Dividend Fund (Investor Class) posted a total return of 4.72% for the fiscal year ended November 30, 2018, outperforming the S&P Global 100 Index which was up 2.35%. This year’s volatile markets presented opportunities to invest in dividend yielding stocks at what we felt were compelling prices. U.S. utilities presented such an opportunity early in the year when interest rate fears drove utility valuations unrealistically low and their dividend yields unrealistically high. We took the opportunity to build an overweight position in utilities, which contributed positively to returns as interest rates fears subsided. Similarly, many investors abandoned real estate investment trusts (REITs) in the spring of 2018 following rising interest rates. Concerns maintained against retail REITs on expectations that online commerce would severely hinder their prospects. Our research uncovered real estate markets that supported positive pricing for assets being sold by REITs and opportunities for management teams to redevelop existing properties for higher-value utilization. As a result, we built an overweight position in REITs we believed were undervalued. These holdings rose in value as investor fears subsided and their underlying value was realized. A volatile political environment created opportunities in the materials sector. For most of 2017, the President threatened to place tariffs on steel imports but took no action. In April 2017, the President commenced an investigation into the possibility that imported steel threatened U.S. national security. Despite strong global demand, rising steel prices and declining imports, investors shunned steel company stocks throughout 2017 due to the uncertainty surrounding steel tariffs. By the end of 2017, steel company valuations had fallen to multi-year lows. Nucor, a high-quality steel manufacturer, was no exception. Nucor’s compelling valuation, high dividend yield and improving fundamentals, along with our belief that the Trump administration would aid the steel industry by imposing tariffs on imported steel in 2018, prompted us to build a position in the company’s stock. Continued improvement in steel industry fundamentals and the eventual imposition of steel tariffs in March 2018 drove Nucor’s price higher.

The primary detractor from the Fund’s performance for the year was an underweight to the technology sector due to the paucity of dividend yield available and our overvaluation concerns. Stock selection in the consumer staples sector also detracted from performance. Packaged food companies Conagra Brands, General Mills and Campbell Soup offered attractive dividend yields and compelling valuations when purchased, but their fundamentals succumbed to the negative convergence of rising input costs and moderating revenue growth.

Horizon Defined Risk Fund

The inception date for the Defined Risk Fund was December 28, 2017. All information contained herein will reference the inception date to the fiscal year ended November 30, 2018. The Defined Risk Fund is an investment strategy that gains exposure to the equity markets by investing in a basket of stocks that mirror the S&P 500 Index, while seeking to manage volatility with an option collar strategy overlay. The Defined Risk Fund (Investor Class) returned 2.00% for the year ended November 30, 2018, while realizing a volatility of 9.32. The return on the S&P 500 for the same period was 4.57%, with a realized volatility of 20.26. Over the period, the Defined Risk Fund exhibited an average

Horizon Funds Letter to Shareholders (Continued) November 30, 2018

beta of 0.48 to the S&P 500 index. The year had two major drawdown periods for the S&P 500. The first drawdown was down 10%, between January 26 to February 8. The Defined Risk Fund had a drawdown of 4.62% by comparison. The second drawdown was 9.12% between October 3, 2018 and October 24, 2018. The Defined Risk Fund had a drawdown of 4.30% during that period.

At the inception of the Fund, the Fund held fewer securities in its basket of stocks meant to track the S&P 500 than it did at the end of the year, primarily due to the Fund’s asset size at the time of inception. This stock basket initially detracted from performance relative to the S&P 500 over the summer. The basket was expanded and rebalanced to more closely mirror the S&P 500 stock basket as Fund assets grew. The Fund also allows for flexibility in the collar strategy, which was used throughout the year to generate income, hedge volatility and reduce downside risk. The rebalance of the stock basket and the proprietary trading within the collar strategy mitigated the initial loss on the stock basket.

* * * * *

We are grateful for the opportunity to manage these funds, and appreciate your continued investment in Horizon Funds.

Past performance does not guarantee future results.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. The S&P Global ex-US BMI (Broad Market Index) comprises the S&P Developed BMI and S&P Emerging BMI, and is a comprehensive, rules-based index measuring stock market performance globally, excluding the U.S. The Bloomberg Barclays Aggregate Bond Index tracks the U.S. fixed income markets. The index includes government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the market. The S&P Global 100 Index measures the performance of 100 multi-national, blue-chip companies of major importance in the global equity markets, including 100 large-cap companies drawn from the S&P Global 1200 whose businesses are global in nature, a substantial portion of their operating income, assets, and employees deriving from multiple countries.

Must be preceded or accompanied by a prospectus.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the entire market or a benchmark. Beta is calculated by dividing the product of the covariance of the security’s returns and the benchmark’s returns by the product of the variance of the benchmark’s returns over a specified period.

Realized volatility is a statistical measure of dispersion of returns for a given security or market index over a given period of time. This measure is typically calculated by determining the average deviation from the average price of a financial instrument in the given time period. The higher the realized volatility value, the riskier the security.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. In addition to the costs, fees, and expenses involved in investing in ETFs, ETFs are subject to additional risks including the risks that the market price of the shares may trade at a discount to their net asset values (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Small and Medium capitalization companies

Horizon Funds Letter to Shareholders (Continued) November 30, 2018

tend to have limited liquidity and greater price volatility than large capitalization companies. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. The Funds may also use options, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities’ prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Horizon Funds are distributed by Quasar Distributors, LLC.

Horizon Active Asset Allocation Fund PORTFOLIO REVIEW (Unaudited) November 30, 2018

The chart above assumes an initial gross investment of $10,000 made on January 31, 2012. The Fund’s performance figures are for the year ended November 30, 2018. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Asset Allocation Fund - Investor Class	0.46%	5.58%	8.32%
Horizon Active Asset Allocation Fund - Advisor Class	0.29%	N/A	8.91%
Horizon Active Asset Allocation Fund - Institutional Class	0.55%	N/A	10.61%
S&P 500 Total Return Index	6.27%	11.12%	13.87%(2)
S&P Global BMI ex-US Index	-8.29%	2.30%	5.13%(2)

(1)	Inception date is January 31, 2012 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Asset Allocation Fund - Investor Class. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Advisor Class are 14.17% and 6.69%, respectively. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Institutional Class are 14.68% and 5.50%, respectively.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist Fund PORTFOLIO REVIEW (Unaudited) November 30, 2018

The chart above assumes an initial gross investment of $10,000 made on August 28, 2014. The Fund’s performance figures are for the year ended November 30, 2018. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Active Risk Assist Fund - Investor Class	-0.31%	3.49%
Horizon Active Risk Assist Fund - Advisor Class	-0.46%	6.26%
Horizon Active Risk Assist Fund - Institutional Class	-0.21%	8.46%
Bloomberg Barclays Aggregate Bond Index	-1.34%	1.40%(2)
S&P 500 Total Return Index	6.27%	10.06%(2)
S&P Global BMI ex-US Index	-8.29%	1.18%(2)

(1)	Inception date is August 28, 2014 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Risk Assist Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist Fund - Advisor Class are 1.26%, 14.17%, and 6.69%, respectively. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist Fund - Institutional Class are -0.39%, 14.68%, and 5.50%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund PORTFOLIO REVIEW (Unaudited) November 30, 2018

The chart above assumes an initial gross investment of $10,000 made on September 30, 2013. The Fund’s performance figures are for the year ended November 30, 2018. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Five Year	Since Commencement of Operations (1)
Horizon Active Income Fund - Investor Class	-3.58%	-0.02%	0.00%
Horizon Active Income Fund - Advisor Class	-3.58%	N/A	-0.42%
Horizon Active Income Fund - Institutional Class	-3.33%	N/A	-1.54%
Bloomberg Barclays Aggregate Bond Index	-1.34%	2.03%	2.05%(2)

(1)	Inception date is September 30, 2013 for Investor Class Shares, February 8, 2016 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Income Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index since the commencement date of the Horizon Active Income Fund - Advisor Class and the Horizon Active Income Fund - Institutional Class are 0.81% and -0.39%, respectively.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Active Dividend Fund PORTFOLIO REVIEW (Unaudited) November 30, 2018

The chart above assumes an initial gross investment of $10,000 made on December 28, 2016. The Fund’s performance figures are for the year ended November 30, 2018. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Average Annual Total Returns	One Year	Since Commencement of Operations (1)
Horizon Active Dividend Fund - Investor Class	4.72%	12.34%
Horizon Active Dividend Fund - Advisor Class	4.57%	9.66%
S&P Global 100 Index	2.35%	12.16% (2)

(1)	Inception date is December 28, 2016 for Investor Class Shares and June 20, 2017 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Dividend Fund - Investor Class. The return for the S&P Global 100 Index since the commencement date of the Horizon Active Dividend Fund - Advisor Class is 8.05%.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Defined Risk Fund PORTFOLIO REVIEW (Unaudited) November 30, 2018

The chart above assumes an initial gross investment of $10,000 made on December 28, 2017. The Fund’s performance figures are for the year ended November 30, 2018. The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Performance figures for periods greater than one year are annualized.

Cumulative Total Returns	Since Commencement of Operations (1)
Horizon Defined Risk Fund - Investor Class	2.00%
Horizon Defined Risk Fund - Advisor Class	0.77%
Bloomberg Barclays US Treasury 1-3 Years Index	0.80% (2)
S&P 500 Total Return Index	4.57% (2)

(1)	Inception date is December 28, 2017 for Investor Class Shares and February 2, 2018 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Defined Risk Fund - Investor Class. The returns for the Bloomberg Barclays US Treasury 1-3 Years Index and the S&P 500 Total Return Index since the commencement date of the Horizon Defined Risk Fund - Advisor Class are 1.09%, and 1.61%, respectively.

The Bloomberg Barclays U S Treasury 1-3 Years Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Index returns do not reflect the effects of fees or expenses. Investors cannot invest directly in an index or benchmark.

Horizon Funds PORTFOLIO COMPOSITION (Unaudited) November 30, 2018

Horizon Active Asset Allocation Fund Portfolio Composition as of November 30, 2018:

% of Net Assets
Investment Companies	98.3%
Purchased Call Options	0.5%
Purchased Put Options	0.0% ^
Short-Term Investments	1.4%
Investments Purchased With Proceeds From Securities Lending	0.3%
Liabilities in Excess of Other Assets	-0.5%
100.0%

Horizon Active Risk Assist Fund Portfolio Composition as of November 30, 2018:

% of Net Assets
Investment Companies	90.7%
Common Stocks	7.0%
Purchased Call Options	0.4%
Purchased Put Options	0.0% ^
Short-Term Investments	1.8%
Investments Purchased With Proceeds From Securities Lending	3.6%
Liabilities in Excess of Other Assets	-3.5%
100.0%

Horizon Active Income Fund Portfolio Composition as of November 30, 2018:

% of Net Assets
Investment Companies	94.5%
Preferred Stocks	3.6%
Convertible Preferred Stocks	0.4%
Purchased Put Options	0.0% ^
Short-Term Investments	1.5%
Investments Purchased With Proceeds From Securities Lending	2.9%
Liabilities in Excess of Other Assets	-2.9%
100.0%

Horizon Funds PORTFOLIO COMPOSITION (Unaudited) (Continued) November 30, 2018

Horizon Active Dividend Fund Portfolio Composition as of November 30, 2018:

% of Net Assets
Common Stocks	96.7%
Purchased Put Options	0.0% ^
Short-Term Investments	3.1%
Investments Purchased With Proceeds From Securities Lending	0.1%
Other Assets in Excess of Liabilities	0.1%
100.0%

Horizon Defined Risk Fund Portfolio Composition as of November 30, 2018:

% of Net Assets
Common Stocks	98.0%
Purchased Put Options	1.7%
Short-Term Investments	1.3%
Investments Purchased With Proceeds From Securities Lending	0.1%
Liabilities in Excess of Other Assets	-1.1%
100.0%

The tables above represent percentages of total portfolio.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Funds’ holdings.

^	Less than 0.1%

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS November 30, 2018

Shares			Value
	INVESTMENT COMPANIES - 98.3%
	Exchange Traded Funds - 98.3%
249,979	Invesco S&P 500 Equal Weight ETF		$25,412,865
592,448	iShares Edge MSCI USA Quality Factor ETF (a)		49,943,366
653,218	iShares Emerging Markets Dividend ETF		25,312,198
455,444	iShares MSCI Japan ETF		25,204,271
876,863	SPDR Portfolio Developed World ex-US ETF		24,823,992
2,274,996	SPDR Portfolio Emerging Markets ETF (b)		77,076,864
2,817,008	SPDR Portfolio S&P 500 Growth ETF (a)		100,482,675
4,198,001	SPDR Portfolio S&P 500 Value ETF		126,947,550
1,662,898	SPDR Portfolio Small Cap ETF (b)		50,169,633
	TOTAL EXCHANGE TRADED FUNDS (Cost - $512,702,202)		505,373,414

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.5% *
	PURCHASED CALL OPTIONS - 0.5%
	Industrial Select Sector SPDR Fund
3,500	Expiration: January 2019, Exercise Price $77 **	$25,389,000	119,000
	Invesco QQQ Trust Series 1
1,500	Expiration: January 2019, Exercise Price $175 **	25,405,500	438,750
1,500	Expiration: January 2019, Exercise Price $176 **	25,405,500	379,500
	iShares China Large-Cap ETF
5,000	Expiration: December 2018, Exercise Price $43 **	21,010,000	232,500
	iShares MSCI Emerging Markets ETF (c)
9,000	Expiration: December 2018, Exercise Price $42 **	36,972,000	472,500
2,500	Expiration: December 2018, Exercise Price $42.50 **	10,270,000	91,250
8,000	Expiration: December 2018, Exercise Price $46 **	32,864,000	20,000
12,000	Expiration: December 2018, Exercise Price $47 **	49,296,000	30,000
	iShares Russell 2000 ETF (c)
2,000	Expiration: December 2018, Exercise Price $156 **	30,524,000	151,000
1,500	Expiration: December 2018, Exercise Price $162 **	22,893,000	51,000
	SPDR S&P 500 ETF Trust
1,000	Expiration: December 2018, Exercise Price $280 **	27,565,000	288,000
	SPDR S&P Oil & Gas Exploration & Production ETF
1,500	Expiration: January 2019, Exercise Price $36 **	4,921,500	103,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $3,747,551)		2,377,000

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Contracts		Notional Amount	Value
	PURCHASED PUT OPTIONS - 0.0% ^
	CBOE Volatility Index (c)
2,500	Expiration: December 2018, Exercise Price $13 **	$4,517,500	$18,750
2,500	Expiration: December 2018, Exercise Price $15 **	4,517,500	100,000
	NN, Inc.
250	Expiration: December 2018, Exercise Price $5 **	179,500	3,125
	S&P 500 Index (c)
100	Expiration: December 2018, Exercise Price $2,700 **	27,377,600	130,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $309,704)		251,875

	TOTAL PURCHASED OPTIONS (Cost - $4,057,255)		2,628,875

Shares
	SHORT-TERM INVESTMENTS - 1.4%
	Money Market Funds - 1.4%
7,207,766	Invesco Treasury Portfolio - Short-Term Investments Trust - Institutional Class, 2.12% +		7,207,766
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,207,766)		7,207,766

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
	Money Market Funds - 0.3%
1,707,825	First American Government Obligations Fund, Class Z, 2.08% +		1,707,825
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $1,707,825)		1,707,825

	TOTAL INVESTMENTS - 100.5% (Cost - $525,675,048)		516,917,880
	Liabilities In Excess Of Other Assets - (0.5)%		(2,404,313)
	NET ASSETS - 100.0%		$514,513,567

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.2)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	iShares MSCI Emerging Markets ETF
2,500	Expiration: December 2018, Exercise Price $45 **	$10,270,000	$13,750
	iShares Russell 2000 ETF
2,000	Expiration: December 2018, Exercise Price $160 **	30,524,000	23,000
	S&P 500 Index
100	Expiration: December 2018, Exercise Price $2,750 **	27,377,600	405,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $373,912)		441,750

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.1)%
	CBOE Volatility Index
5,000	Expiration: December 2018, Exercise Price $14 **	9,035,000	87,500
	S&P 500 Index
100	Expiration: December 2018, Exercise Price $2,750 **	27,377,600	283,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $427,680)		370,500

	TOTAL WRITTEN OPTIONS (Premiums Received - $801,592)		$812,250

Percentages are stated as a percent of net assets.

*	Each Option is exercisable into 100 shares of the underlying security.

**	Non-income producing security.

+	Money Market Fund; rate reflects seven-day yield on November 30, 2018.

^	Less than 0.1%.

(a)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $65,628,000.

(b)	All or a portion of this security is out on loan as of November 30, 2018.

(c)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS November 30, 2018

Shares		Value
	INVESTMENT COMPANIES - 90.7%
	Exchange Traded Funds - 90.7%
540,105	iShares Edge MSCI USA Quality Factor ETF	$45,530,852
698,564	iShares Emerging Markets Dividend ETF (c)	27,069,355
487,572	iShares MSCI Japan ETF	26,982,234
1,230,048	iShares Short Treasury Bond ETF	135,883,403
938,654	SPDR Portfolio Developed World ex-US ETF (b)	26,573,295
2,440,909	SPDR Portfolio Emerging Markets ETF	82,697,997
2,864,793	SPDR Portfolio S&P 500 Growth ETF (b)	102,187,166
4,322,805	SPDR Portfolio S&P 500 Value ETF (a) (b) (c)	130,721,623
1,782,476	SPDR Portfolio Small Cap ETF (b)	53,777,301
311,535	X-Trackers Russell 1000 US QARP ETF (c)	8,090,470
	TOTAL EXCHANGE TRADED FUNDS (Cost - $648,362,033)	639,513,696

	COMMON STOCKS - 7.0%
	Advertising - 0.1%
19,695	Interpublic Group of Cos., Inc.	462,833
3,460	Omnicom Group, Inc.	266,316
		729,149
	Aerospace/Defense - 0.1%
154	General Dynamics Corp.	28,473
590	Harris Corp.	84,340
561	L3 Technologies, Inc.	102,826
110	Northrop Grumman Corp.	28,587
160	Raytheon Co.	28,054
301	TransDigm Group, Inc. **	108,863
227	United Technologies Corp.	27,661
		408,804
	Agriculture - 0.0% ^
1,282	Archer-Daniels-Midland Co.	58,998

	Airlines - 0.1%
3,910	Alaska Air Group, Inc.	286,447
3,688	American Airlines Group, Inc.	148,110
1,000	Delta Air Lines, Inc.	60,710
920	Southwest Airlines Co.	50,241
1,023	United Continental Holdings, Inc. **	98,924
		644,432
	Apparel - 0.1%
15,889	Hanesbrands, Inc.	252,794
2,630	Michael Kors Holdings Ltd. **	115,063

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
1,266	PVH Corp.	$139,906
1,333	Ralph Lauren Corp., Class A	148,496
10,814	Under Armour, Inc., Class A **	258,238
518	VF Corp.	42,108
		956,605
	Auto Manufacturers - 0.0% ^
5,159	Ford Motor Co.	48,546
1,087	General Motors Co.	41,252
1,221	PACCAR, Inc.	75,970
		165,768
	Auto Parts & Equipment - 0.1%
1,075	Aptiv PLC	77,293
4,921	BorgWarner, Inc.	194,773
15,424	Goodyear Tire & Rubber Co.	357,220
		629,286
	Banks - 0.2%
691	Bank of New York Mellon Corp.	35,455
980	BB&T Corp.	50,078
426	Capital One Financial Corp.	38,204
2,607	Citizens Financial Group, Inc.	94,790
1,303	Comerica, Inc.	103,172
3,443	Fifth Third Bancorp	96,163
7,061	Huntington Bancshares, Inc.	103,020
4,278	KeyCorp	78,458
453	M&T Bank Corp.	76,562
763	Northern Trust Corp.	75,712
4,895	Regions Financial Corp.	80,523
670	State Street Corp.	48,923
911	SunTrust Banks, Inc.	57,111
365	SVB Financial Group **	93,006
3,592	Zions Bancorp NA	174,787
		1,205,964
	Beverages - 0.0% ^
192	Constellation Brands, Inc., Class A	37,586
2,255	Molson Coors Brewing Co., Class B	148,311
1,075	Monster Beverage Corp. **	64,156
		250,053
	Biotechnology - 0.1%
517	Alexion Pharmaceuticals, Inc. **	63,669
365	Celgene Corp. **	26,360
124	Illumina, Inc. **	41,850
2,091	Incyte Corp. **	134,347

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
115	Regeneron Pharmaceuticals, Inc. **	$42,050
222	Vertex Pharmaceuticals, Inc. **	40,135
		348,411
	Building Materials - 0.1%
5,239	Fortune Brands Home & Security, Inc.	229,468
1,645	Johnson Controls International PLC	57,213
925	Martin Marietta Materials, Inc.	176,388
5,291	Masco Corp.	167,672
1,231	Vulcan Materials Co.	130,129
		760,870
	Chemicals - 0.2%
314	Air Products & Chemicals, Inc.	50,513
1,795	Albemarle Corp.	172,894
2,714	CF Industries Holdings, Inc.	114,504
1,757	Eastman Chemical Co.	138,487
1,861	FMC Corp.	153,979
1,016	International Flavors & Fragrances, Inc.	143,896
250	Linde PLC **	39,763
471	LyondellBasell Industries NV, Class A	43,949
4,290	Mosaic Co.	154,440
770	PPG Industries, Inc.	84,184
110	Sherwin-Williams Co.	46,648
		1,143,257
	Commercial Services - 0.4%
282	Automatic Data Processing, Inc.	41,572
457	Cintas Corp.	85,633
271	Ecolab, Inc.	43,493
983	Equifax, Inc.	100,925
671	FleetCor Technologies, Inc. **	129,771
1,265	Gartner, Inc. **	193,785
1,221	Global Payments, Inc.	136,520
11,142	H&R Block, Inc.	300,945
1,697	IHS Markit Ltd. **	90,569
377	Moody's Corp.	59,969
7,197	Nielsen Holdings PLC	195,543
11,860	Quanta Services, Inc. **	416,286
3,320	Robert Half International, Inc.	205,276
211	S&P Global, Inc.	38,583
1,629	Total System Services, Inc.	142,326
989	United Rentals, Inc. **	115,842
797	Verisk Analytics, Inc. **	98,286
17,788	Western Union Co.	333,169
		2,728,493

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
	Computers - 0.1%
847	Cognizant Technology Solutions Corp., Class A	$60,332
1,182	DXC Technology Co.	74,513
7,485	Hewlett Packard Enterprise Co.	112,275
2,795	HP, Inc.	64,285
1,657	NetApp, Inc.	110,804
4,628	Seagate Technology PLC	199,421
2,968	Western Digital Corp.	134,717
		756,347
	Cosmetics/Personal Care - 0.0% ^
508	Colgate-Palmolive Co.	32,268
18,226	Coty, Inc., Class A	152,005
276	Estee Lauder Cos., Inc., Class A	39,374
		223,647
	Distribution/Wholesale - 0.1%
3,043	Copart, Inc. **	155,741
2,164	Fastenal Co.	128,238
6,032	LKQ Corp. **	167,931
305	WW Grainger, Inc.	95,782
		547,692
	Diversified Financial Services - 0.3%
2,060	Affiliated Managers Group, Inc.	228,907
960	Alliance Data Systems Corp.	192,346
614	Ameriprise Financial, Inc.	79,666
1,575	CBOE Global Markets, Inc.	169,501
165	CME Group, Inc.	31,363
919	Discover Financial Services	65,525
2,600	E*TRADE Financial Corp.	135,954
3,856	Franklin Resources, Inc.	130,680
564	Intercontinental Exchange, Inc.	46,090
9,720	Invesco Ltd.	197,802
11,472	Jefferies Financial Group, Inc.	250,663
1,618	Nasdaq, Inc.	147,756
1,481	Raymond James Financial, Inc.	118,080
2,617	Synchrony Financial	67,990
685	T. Rowe Price Group, Inc.	68,062
		1,930,385
	Electric - 0.4%
12,897	AES Corp.	199,774
4,097	Alliant Energy Corp.	185,963
1,749	Ameren Corp.	120,016
705	American Electric Power Co., Inc.	54,807
4,717	CenterPoint Energy, Inc.	132,123
2,565	CMS Energy Corp.	133,611

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
975	Consolidated Edison, Inc.	$78,341
525	Dominion Energy, Inc.	39,112
792	DTE Energy Co.	94,834
385	Duke Energy Corp.	34,099
1,163	Edison International	64,337
1,475	Entergy Corp.	128,413
2,130	Evergy, Inc.	126,458
1,459	Eversource Energy	99,708
999	Exelon Corp.	46,344
2,607	FirstEnergy Corp.	98,623
4,444	NRG Energy, Inc.	170,783
2,397	Pinnacle West Capital Corp.	214,196
2,837	PPL Corp.	86,784
1,234	Public Service Enterprise Group, Inc.	68,981
498	Sempra Energy	57,380
932	Southern Co.	44,112
1,227	WEC Energy Group, Inc.	88,933
1,520	Xcel Energy, Inc.	79,724
		2,447,456
	Electrical Components & Equipment - 0.0% ^
1,396	AMETEK, Inc.	102,508
524	Emerson Electric Co.	35,381
		137,889
	Electronics - 0.2%
1,260	Agilent Technologies, Inc.	91,161
2,613	Allegion PLC	239,325
1,112	Amphenol Corp., Class A	97,789
2,892	Corning, Inc.	93,180
5,711	FLIR Systems, Inc.	261,907
829	Fortive Corp.	63,062
2,026	Garmin Ltd.	135,053
221	Mettler-Toledo International, Inc. **	140,702
2,130	PerkinElmer, Inc.	185,438
1,120	TE Connectivity Ltd.	86,162
730	Waters Corp. **	144,963
		1,538,742
	Engineering & Construction - 0.1%
4,638	Fluor Corp.	189,834
2,272	Jacobs Engineering Group, Inc.	149,202
		339,036
	Environmental Control - 0.1%
6,233	Pentair PLC	266,149
1,080	Republic Services, Inc.	83,527

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
7,345	Stericycle, Inc. **	$353,074
520	Waste Management, Inc.	48,750
		751,500
	Food - 0.1%
3,681	Conagra Brands, Inc.	119,043
1,623	General Mills, Inc.	68,669
800	Hershey Co.	86,640
2,089	Hormel Foods Corp.	94,193
1,505	J.M. Smucker Co.	157,288
1,101	Kellogg Co.	70,079
690	Mondelez International, Inc., Class A	31,036
696	Sysco Corp.	46,910
1,306	Tyson Foods, Inc., Class A	76,989
		750,847
	Forest Products & Paper - 0.0% ^
2,277	International Paper Co.	105,175

	Gas - 0.0% ^
8,120	NiSource, Inc.	214,530

	Hand/Machine Tools - 0.0% ^
1,056	Snap-on, Inc.	175,550
664	Stanley Black & Decker, Inc.	86,884
		262,434
	Healthcare Products - 0.2%
281	ABIOMED, Inc. **	93,483
212	Align Technology, Inc. **	48,737
666	Baxter International, Inc.	45,654
568	Cooper Cos., Inc.	158,375
6,466	Dentsply Sirona, Inc.	244,286
417	Edwards Lifesciences Corp. **	67,558
1,591	Henry Schein, Inc. **	141,917
4,080	Hologic, Inc. **	181,193
437	IDEXX Laboratories, Inc. **	89,043
59	Intuitive Surgical, Inc. **	31,321
1,174	ResMed, Inc.	131,242
1,770	Varian Medical Systems, Inc. **	218,400
581	Zimmer Biomet Holdings, Inc.	67,989
		1,519,198
	Healthcare Services - 0.1%
443	Centene Corp. **	63,017
170	Cigna Corp.	37,975
2,044	DaVita, Inc. **	135,027
279	HCA Healthcare, Inc.	40,173

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
122	Humana, Inc.	$40,195
575	IQVIA Holdings, Inc. **	71,915
615	Laboratory Corp. of America Holdings **	89,569
1,270	Quest Diagnostics, Inc.	112,484
1,232	Universal Health Services, Inc., Class B	170,004
387	WellCare Health Plans, Inc. **	98,638
		858,997
	Home Builders - 0.1%
2,880	DR Horton, Inc.	107,193
2,607	Lennar Corp., Class A	111,397
10,230	PulteGroup, Inc.	271,300
		489,890
	Home Furnishings - 0.1%
7,826	Leggett & Platt, Inc.	303,179
2,244	Whirlpool Corp.	283,036
		586,215
	Household Products/Wares - 0.1%
1,992	Avery Dennison Corp.	192,029
2,259	Church & Dwight Co., Inc.	149,523
653	Clorox Co.	108,150
415	Kimberly-Clark Corp.	47,878
		497,580
	Housewares - 0.0% ^
10,374	Newell Brands, Inc. (b)	242,752

	Insurance - 0.3%
1,102	Aflac, Inc.	50,405
550	Allstate Corp.	49,055
747	American International Group, Inc.	32,308
316	Aon PLC, Class A	52,175
1,825	Arthur J Gallagher & Co.	140,653
2,557	Assurant, Inc.	248,643
7,572	Brighthouse Financial, Inc. **	304,849
1,922	Cincinnati Financial Corp.	157,085
888	Everest Re Group Ltd.	197,207
2,100	Hartford Financial Services Group, Inc.	92,799
1,810	Lincoln National Corp.	113,976
2,356	Loews Corp.	113,229
533	Marsh & McLennan Cos., Inc.	47,277
856	MetLife, Inc.	38,203
1,854	Principal Financial Group, Inc.	91,439
639	Progressive Corp.	42,359
410	Prudential Financial, Inc.	38,442
2,135	Torchmark Corp.	184,485

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
411	Travelers Cos., Inc.	$53,582
5,468	Unum Group	196,356
705	Willis Towers Watson PLC	112,412
		2,356,939
	Internet - 0.3%
1,587	eBay, Inc. **	47,372
777	Expedia Group, Inc.	93,854
1,441	F5 Networks, Inc. **	247,809
10,545	Symantec Corp.	233,150
13,227	TripAdvisor, Inc. **	847,321
6,485	Twitter, Inc. **	203,953
1,017	VeriSign, Inc. **	158,713
		1,832,172
	Iron/Steel - 0.0% ^
1,460	Nucor Corp.	88,199

	Leisure Time - 0.1%
665	Carnival Corp.	40,093
5,590	Harley-Davidson, Inc. (b)	236,401
2,678	Norwegian Cruise Line Holdings Ltd. **	137,435
542	Royal Caribbean Cruises Ltd.	61,284
		475,213
	Lodging - 0.1%
1,001	Hilton Worldwide Holdings, Inc.	75,615
340	Marriott International, Inc., Class A	39,110
4,222	MGM Resorts International	113,825
1,084	Wynn Resorts Ltd.	118,590
		347,140
	Machinery - Diversified - 0.1%
500	Cummins, Inc.	75,530
251	Deere & Co.	38,875
1,733	Dover Corp.	147,114
5,101	Flowserve Corp.	247,450
461	Rockwell Automation, Inc.	80,371
218	Roper Technologies, Inc.	64,875
1,925	Xylem, Inc.	140,486
		794,701
	Media - 0.2%
171	Charter Communications, Inc., Class A **	56,293
7,613	Discovery, Inc., Class A ** (b)	233,871
7,444	DISH Network Corp., Class A **	243,866
37,321	News Corp., Class B	500,102
1,041	Twenty-First Century Fox, Inc., Class B	51,040
		1,085,172

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
	Mining - 0.0% ^
7,223	Freeport-McMoRan, Inc.	$86,243
3,521	Newmont Mining Corp.	113,869
		200,112
	Miscellaneous Manufacturing - 0.1%
4,400	AO Smith Corp.	208,472
611	Eaton Corp PLC	47,010
302	Illinois Tool Works, Inc.	41,993
746	Ingersoll-Rand PLC	77,226
454	Parker-Hannifin Corp.	78,106
1,569	Textron, Inc.	88,084
		540,891
	Office/Business Equipment - 0.1%
15,507	Xerox Corp.	417,448

	Oil & Gas - 0.2%
744	Anadarko Petroleum Corp.	39,358
2,126	Apache Corp.	74,686
7,168	Cabot Oil & Gas Corp.	180,347
1,991	Cimarex Energy Co.	163,222
374	Concho Resources, Inc. **	48,747
2,450	Devon Energy Corp.	66,223
3,246	EQT Corp.	60,733
3,306	Helmerich & Payne, Inc.	200,344
1,252	Hess Corp.	67,470
2,278	HollyFrontier Corp.	142,307
4,478	Marathon Oil Corp.	74,738
394	Marathon Petroleum Corp.	25,673
12,427	Newfield Exploration Co. **	210,638
3,679	Noble Energy, Inc.	87,339
375	Occidental Petroleum Corp.	26,351
300	Phillips 66	28,056
326	Pioneer Natural Resources Co.	48,167
338	Valero Energy Corp.	27,006
		1,571,405
	Oil & Gas Services - 0.0% ^
4,280	Baker Hughes & GE Co., Class A	97,669
1,211	Halliburton Co.	38,062
2,452	National Oilwell Varco, Inc.	78,734
4,280	TechnipFMC PLC	98,825
		313,290
	Packaging & Containers - 0.1%
2,603	Ball Corp.	127,833
2,292	Packaging Corp of America	224,204

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
8,552	Sealed Air Corp.	$312,405
3,639	Westrock Co.	171,433
		835,875
	Pharmaceuticals - 0.1%
2,070	Cardinal Health, Inc.	113,498
502	McKesson Corp.	62,499
3,115	Mylan NV **	105,474
4,236	Nektar Therapeutics **	171,092
2,668	Perrigo Co. PLC	166,163
466	Zoetis, Inc., Class A	43,744
		662,470
	Pipelines - 0.0% ^
2,597	Equitrans Midstream Corp. **	57,960
2,509	Kinder Morgan, Inc.	42,829
975	ONEOK, Inc.	59,894
2,037	Williams Cos., Inc.	51,577
		212,260
	Real Estate - 0.0% ^
3,255	CBRE Group, Inc., Class A **	142,178

	Real Estate Investment Trusts - 0.6%
1,093	Alexandria Real Estate Equities, Inc.	136,079
287	American Tower Corp.	47,209
6,002	Apartment Investment & Management Co., Class A	282,634
409	AvalonBay Communities, Inc.	77,943
825	Boston Properties, Inc.	108,240
383	Crown Castle International Corp.	44,007
722	Digital Realty Trust, Inc.	83,059
6,395	Duke Realty Corp.	182,002
135	Equinix, Inc.	52,013
1,163	Equity Residential	82,864
446	Essex Property Trust, Inc.	117,079
1,893	Extra Space Storage, Inc.	181,690
1,616	Federal Realty Investment Trust	213,457
5,811	HCP, Inc.	170,030
6,116	Host Hotels & Resorts, Inc.	116,204
5,864	Iron Mountain, Inc.	199,200
17,605	Kimco Realty Corp.	287,842
4,752	Macerich Co.	238,978
1,624	Mid-America Apartment Communities, Inc.	168,181
662	Prologis, Inc.	44,579
259	Public Storage	55,234
1,860	Realty Income Corp.	119,207
2,631	Regency Centers Corp.	167,489

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
676	SBA Communications Corp. **	$115,468
237	Simon Property Group, Inc.	44,009
2,384	SL Green Realty Corp.	229,865
4,256	UDR, Inc.	181,391
1,707	Ventas, Inc.	108,377
1,905	Vornado Realty Trust	137,084
1,196	Welltower, Inc.	86,507
2,698	Weyerhaeuser Co.	71,254
		4,149,175
	Retail - 0.4%
797	Advance Auto Parts, Inc.	141,635
104	AutoZone, Inc. **	84,143
1,172	Best Buy Co., Inc.	75,700
1,919	CarMax, Inc. **	126,788
301	Chipotle Mexican Grill, Inc. **	142,436
1,151	Darden Restaurants, Inc.	127,232
562	Dollar General Corp.	62,376
1,031	Dollar Tree, Inc. **	89,460
5,907	Foot Locker, Inc.	333,155
5,656	Gap, Inc.	154,352
1,181	Genuine Parts Co.	122,482
1,920	Kohl's Corp.	128,966
6,725	L Brands, Inc.	222,665
4,933	Macy's, Inc.	168,807
2,616	Nordstrom, Inc.	138,308
174	O'Reilly Automotive, Inc. **	60,340
470	Ross Stores, Inc.	41,172
2,737	Tapestry, Inc.	106,551
430	Target Corp.	30,513
967	Tiffany & Co.	87,997
1,738	Tractor Supply Co.	165,336
367	Ulta Beauty, Inc. **	109,289
643	Yum! Brands, Inc.	59,297
		2,779,000
	Savings & Loans - 0.0% ^
16,692	People's United Financial, Inc.	281,427

	Semiconductors - 0.2%
3,760	Advanced Micro Devices, Inc. **	80,088
944	Analog Devices, Inc.	86,772
2,181	Applied Materials, Inc.	81,308
2,706	IPG Photonics Corp. **	384,658
1,797	KLA-Tencor Corp.	177,112
837	Lam Research Corp.	131,376

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
2,376	Microchip Technology, Inc. (b)	$178,200
1,243	Micron Technology, Inc. **	47,930
3,827	Qorvo, Inc. **	251,855
1,887	Skyworks Solutions, Inc.	137,317
1,753	Xilinx, Inc.	162,117
		1,718,733
	Shipbuilding - 0.0% ^
696	Huntington Ingalls Industries, Inc.	149,988

	Software - 0.3%
877	Activision Blizzard, Inc.	43,745
1,183	ANSYS, Inc. **	191,670
624	Autodesk, Inc. **	90,168
1,411	Broadridge Financial Solutions, Inc.	149,383
5,547	Cadence Design Systems, Inc. **	249,837
1,397	Cerner Corp. **	80,900
1,724	Citrix Systems, Inc.	187,864
1,116	Electronic Arts, Inc. **	93,822
713	Fidelity National Information Services, Inc.	76,968
1,025	Fiserv, Inc. **	81,108
220	Intuit, Inc.	47,197
787	MSCI, Inc.	123,630
1,448	Paychex, Inc.	102,460
1,003	Red Hat, Inc. **	179,096
2,196	Synopsys, Inc. **	201,900
2,159	Take-Two Interactive Software, Inc. **	236,777
		2,136,525
	Telecommunications - 0.1%
663	Arista Networks, Inc. **	158,112
8,351	CenturyLink, Inc.	156,999
9,549	Juniper Networks, Inc.	274,152
1,069	Motorola Solutions, Inc.	140,306
		729,569
	Textiles - 0.0% ^
858	Mohawk Industries, Inc. **	109,875

	Toys/Games/Hobbies - 0.1%
1,298	Hasbro, Inc.	118,118
23,264	Mattel, Inc. ** (b)	323,370
		441,488
	Transportation - 0.1%
1,475	CH Robinson Worldwide, Inc.	136,187
2,160	Expeditors International of Washington, Inc.	164,355
135	FedEx Corp.	30,915

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares			Value
1,253	JB Hunt Transport Services, Inc.		$133,269
1,547	Kansas City Southern		159,418
207	Norfolk Southern Corp.		35,343
			659,487
	Water - 0.0% ^
1,261	American Water Works Co., Inc.		120,312

	TOTAL COMMON STOCKS (Cost - $49,869,610)		49,381,446

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.4% *
	PURCHASED CALL OPTIONS - 0.4%
	Industrial Select Sector SPDR Fund
4,500	Expiration: January 2019, Exercise Price $77 **	$32,643,000	153,000
	Invesco QQQ Trust Series 1
2,000	Expiration: January 2019, Exercise Price $175 **	33,874,000	585,000
2,000	Expiration: January 2019, Exercise Price $176 **	33,874,000	506,000
	iShares China Large-Cap ETF
3,000	Expiration: December 2018, Exercise Price $43 **	12,606,000	139,500
	iShares MSCI Emerging Markets ETF (d)
12,000	Expiration: December 2018, Exercise Price $42 **	49,296,000	630,000
2,500	Expiration: December 2018, Exercise Price $42.50 **	10,270,000	91,250
12,000	Expiration: December 2018, Exercise Price $46 **	49,296,000	30,000
15,000	Expiration: December 2018, Exercise Price $47 **	61,620,000	37,500
	iShares Russell 2000 ETF (d)
2,000	Expiration: December 2018, Exercise Price $156 **	30,524,000	151,000
1,000	Expiration: December 2018, Exercise Price $162 **	15,262,000	34,000
	SPDR S&P 500 ETF Trust
1,000	Expiration: December 2018, Exercise Price $280 **	27,565,000	288,000
	SPDR S&P Oil & Gas Exploration & Production ETF
1,500	Expiration: January 2019, Exercise Price $36 **	4,921,500	103,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $4,278,297)		2,748,750

	PURCHASED PUT OPTIONS - 0.0% ^
	CBOE Volatility Index (d)
5,000	Expiration: December 2018, Exercise Price $13 **	9,590,000	37,500
5,000	Expiration: December 2018, Exercise Price $15 **	9,590,000	200,000
	NN, Inc.
250	Expiration: December 2018, Exercise Price $5 **	179,500	3,125
	TOTAL PURCHASED PUT OPTIONS (Cost - $276,882)		240,625

	TOTAL PURCHASED OPTIONS (Cost - $4,555,179)		2,989,375

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares			Value
	SHORT-TERM INVESTMENTS - 1.8%
	Money Market Funds - 1.8%
12,465,129	Invesco Treasury Portfolio - Short-Term Investments Trust - Institutional Class, 2.12% +		$12,465,129
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,465,129)		12,465,129

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.6%
	Money Market Funds - 3.6%
25,680,541	First American Government Obligations Fund, Class Z, 2.08% +		25,680,541
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $25,680,541)		25,680,541

	TOTAL INVESTMENTS - 103.5% (Cost - $740,932,492)		730,030,187
	Liabilities In Excess Of Other Assets - (3.5)%		(24,850,846)
	NET ASSETS - 100.0%		$705,179,341

Contracts		Notional Amount
	SCHEDULE OF WRITTEN OPTIONS - 0.0% * ^
	SCHEDULE OF WRITTEN CALL OPTIONS - 0.0% ^
	iShares MSCI Emerging Markets ETF
2,500	Expiration: December 2018, Exercise Price $45 **	$10,270,000	$13,750
	iShares Russell 2000 ETF
2,000	Expiration: December 2018, Exercise Price $160 **	30,524,000	23,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $37,065)		36,750

	SCHEDULE OF WRITTEN PUT OPTIONS - 0.0% ^
	CBOE Volatility Index
10,000	Expiration: December 2018, Exercise Price $14 **	19,180,000	175,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $194,642)		175,000

	TOTAL WRITTEN OPTIONS (Premiums Received - $231,707)		$211,750

Percentages are stated as a percent of net assets.

*	Each Option is exercisable into 100 shares of the underlying security.

**	Non-income producing security.

+	Money Market Fund; rate reflects seven-day yield on November 30, 2018.

^	Less than 0.1%.

(a)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $35,683,200.

(b)	All or a portion of this security is out on loan as of November 30, 2018.

(c)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.

(d)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS November 30, 2018

Shares		Value
	INVESTMENT COMPANIES - 94.5%
	Exchange Traded Funds - 94.5%
905,220	First Trust Tactical High Yield ETF (b)	$42,092,730
909,732	SPDR Blackstone / GSO Senior Loan ETF (b)	42,247,954
893,686	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	23,959,722
1,456,783	SPDR Doubleline Total Return Tactical ETF (a)	68,701,886
862,062	SPDR Portfolio Intermediate Term Corporate Bond ETF	28,327,357
781,311	Vanguard Total International Bond ETF (b)	42,784,591
145,279	X-Trackers Short Duration High Yield Bond ETF (c)	7,034,162
292,656	X-Trackers USD High Yield Corporate Bond ETF	14,132,358
	TOTAL EXCHANGE TRADED FUNDS (Cost - $273,639,517)	269,280,760

	PREFERRED STOCKS - 3.6%
	Banks - 2.2%
7,323	Bank of America Corp., Series CC, 6.20%	185,492
11,048	Bank of America Corp., Series EE, 6.00% (b)	276,200
2,595	Bank of America Corp., Series W, 6.63%	65,653
11,418	Bank of America Corp., Series Y, 6.50%	290,246
23,264	BB&T Corp., Series E, 5.63%	552,753
33,941	Capital One Financial Corp., Series G, 5.20%	738,217
20,237	Citigroup, Inc., Series J, 7.13%	541,340
7,807	Citigroup, Inc., Series S, 6.30%	197,205
14,596	Goldman Sachs Group, Inc., Series D, 4.00%	283,162
6,127	JPMorgan Chase & Co., Series AA, 6.10%	155,381
7,914	JPMorgan Chase & Co., Series P, 5.45% (b)	192,943
2,882	JPMorgan Chase & Co., Series T, 6.70%	73,030
11,610	JPMorgan Chase & Co., Series Y, 6.13%	291,875
4,281	PNC Financial Services Group, Inc., 6.13%	111,477
11,697	State Street Corp., Class D, 5.90% (b)	297,689
35,811	State Street Corp., Class G, 5.35%	870,207
30,445	Webster Financial Corp., Series F, 5.25%	656,090
21,305	Wells Fargo & Co., Series X, 5.50%	504,076
		6,283,036
	Insurance - 0.4%
19,441	Allstate Corp., Series G, 5.63% (b)	470,472
25,436	MetLife, Inc., Series E, 5.63% (b)	613,516
		1,083,988
	Metal Fabricate/Hardware - 0.0% ^
1,075	Rexnord Corp., Series A, 5.75%	64,102

	Real Estate Investment Trusts - 0.4%
11,661	AGNC Investment Corp., 7.00%	298,988
29,329	Annaly Capital Management, Inc., 6.95%	730,585
		1,029,573

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares			Value
	Telecommunications - 0.6%
32,351	AT&T, Inc., 5.35%		$728,545
22,376	Qwest Corp., 6.75%		492,272
22,574	Qwest Corp., 6.50%		468,636
			1,689,453
	TOTAL PREFERRED STOCKS (Cost - $10,826,680)		10,150,152

	CONVERTIBLE PREFERRED STOCKS - 0.4%
	Agriculture - 0.0% ^
1,013	Bunge Ltd., 4.88%, Perpetually Convertible		101,199

	Hand/Machine Tools - 0.1%
1,534	Stanley Black & Decker, Inc., 5.38%, May 15, 2020		150,332

	Healthcare Products - 0.3%
15,030	Becton Dickinson & Co., Series A, 6.13%, May 1, 2020		949,445
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,163,036)		1,200,976

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.0% * ^
	PURCHASED PUT OPTIONS - 0.0% ^
	iShares iBoxx $ Investment Grade Corporate Bond ETF
1,500	Expiration: February 2019, Exercise Price $110 **	$16,719,000	101,250
	TOTAL PURCHASED PUT OPTIONS (Cost - $110,316)		101,250

	TOTAL PURCHASED OPTIONS (Cost - $110,316)		101,250

Shares
	SHORT-TERM INVESTMENTS - 1.5%
	Money Market Funds - 1.5%
4,316,777	Invesco Treasury Portfolio - Short-Term Investments Trust - Institutional Class, 2.12% +		4,316,777
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,316,777)		4,316,777

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares			Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.9%
	Money Market Funds - 2.9%
8,229,725	First American Government Obligations Fund, Class Z, 2.08% +		$8,229,725
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $8,229,725)		8,229,725

	TOTAL INVESTMENTS - 102.9% (Cost - $298,286,051)		293,279,640
	Liabilities In Excess Of Other Assets - (2.9)%		(8,212,970)
	NET ASSETS - 100.0%		$285,066,670

Contracts		Notional Amount
	SCHEDULE OF WRITTEN OPTIONS - 0.0% * ^
	SCHEDULE OF WRITTEN CALL OPTIONS - 0.0% ^
	iShares iBoxx High Yield Corporate Bond ETF
2,000	Expiration: February 2019, Exercise Price $84 **	$16,720,000	$94,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $58,916)		94,000

	TOTAL WRITTEN OPTIONS (Premiums Received - $58,916)		$94,000

Percentages are stated as a percent of net assets.

*	Each Option is exercisable into 100 shares of the underlying security.

**	Non-income producing security.

+	Money Market Fund; rate reflects seven-day yield on November 30, 2018.

^	Less than 0.1%.

(a)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $15,091,200.

(b)	All or a portion of this security is out on loan as of November 30, 2018.

(c)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS November 30, 2018

Shares		Value
	COMMON STOCKS - 96.7%
	Banks - 15.1%
50,533	BNP Paribas SA - ADR	$1,274,189
23,968	Citigroup, Inc.	1,552,887
137,086	Nordea Bank Abp	1,215,953
11,274	PNC Financial Services Group, Inc.	1,530,784
16,998	SunTrust Banks, Inc.	1,065,604
21,480	Zions Bancorp NA	1,045,217
		7,684,634
	Building Materials - 2.9%
42,781	Johnson Controls International PLC	1,487,923

	Chemicals - 5.3%
19,887	DowDuPont, Inc.	1,150,463
29,809	Nutrien Ltd.	1,536,952
		2,687,415
	Commercial Services - 1.3%
24,308	H&R Block, Inc.	656,559

	Computers - 4.9%
9,715	International Business Machines Corp.	1,207,283
28,007	Western Digital Corp.	1,271,238
		2,478,521
	Electric - 4.1%
14,309	Dominion Energy, Inc.	1,066,021
11,752	Entergy Corp.	1,023,129
		2,089,150
	Entertainment - 0.8%
22,070	International Game Technology PLC	379,825

	Food - 6.9%
46,943	Conagra Brands, Inc.	1,518,137
18,714	General Mills, Inc.	791,789
11,604	J.M. Smucker Co.	1,212,734
		3,522,660
	Home Furnishings - 2.8%
11,141	Whirlpool Corp.	1,405,214

	Insurance - 4.7%
28,071	MetLife, Inc.	1,252,809
12,158	Prudential Financial, Inc.	1,139,934
		2,392,743

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
	Machinery - Construction & Mining - 3.0%
74,108	ABB Ltd. - ADR	$1,502,910

	Mining - 2.9%
38,549	BHP Billiton PLC - ADR	1,490,304

	Miscellaneous Manufacturing - 3.3%
8,077	3M Co.	1,679,370

	Oil & Gas - 8.0%
20,754	BP PLC - ADR	837,424
47,783	Repsol SA - ADR	820,434
25,328	Royal Dutch Shell PLC - ADR	1,571,096
25,468	Suncor Energy, Inc.	822,362
		4,051,316
	Oil & Gas Services - 1.7%
36,728	Baker Hughes & GE Co., Class A	838,133

	Pharmaceuticals - 4.9%
8,562	Allergan PLC	1,340,809
35,053	Roche Holding AG - ADR	1,136,769
		2,477,578
	Real Estate Investment Trusts - 6.1%
22,218	Prologis, Inc.	1,496,160
128,661	SITE Centers Corp.	1,600,543
		3,096,703
	Retail - 6.5%
118,889	Bed Bath & Beyond, Inc. (a)	1,531,290
10,813	Lowe's Cos., Inc.	1,020,423
19,285	Tapestry, Inc.	750,765
		3,302,478
	Semiconductors - 9.0%
31,246	Applied Materials, Inc.	1,164,851
22,787	Intel Corp.	1,123,627
7,292	Lam Research Corp.	1,144,552
11,226	Texas Instruments, Inc.	1,120,916
		4,553,946
	Transportation - 2.5%
40,393	Deutsche Post AG - ADR	1,290,152

	TOTAL COMMON STOCKS (Cost - $50,370,511)	49,067,534

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 0.0% * ^
	PURCHASED PUT OPTIONS - 0.0% ^
	Technology Select Sector SPDR Fund (b)
130	Expiration: December 2018, Exercise Price $67 **	$883,220	$16,705
	TOTAL PURCHASED PUT OPTIONS (Cost - $20,515)		16,705

	TOTAL PURCHASED OPTIONS (Cost - $20,515)		16,705

Shares
	SHORT-TERM INVESTMENTS - 3.1%
	Money Market Funds - 3.1%
1,583,051	Invesco Treasury Portfolio - Short-Term Investments Trust - Institutional Class, 2.12% +		1,583,051
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,583,051)		1,583,051

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
	Money Market Funds - 0.1%
70,364	First American Government Obligations Fund, Class Z, 2.08% +		70,364
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $70,364)		70,364

	TOTAL INVESTMENTS - 99.9% (Cost - $52,044,441)		50,737,654
	Other Assets In Excess Of Liabilities - 0.1%		63,517
	NET ASSETS - 100.0%		$50,801,171

Contracts
	SCHEDULE OF WRITTEN OPTIONS - 0.0% * ^
	SCHEDULE OF WRITTEN PUT OPTIONS - 0.0% ^
	Technology Select Sector SPDR Fund
130	Expiration: December 2018, Exercise Price $61 **	$883,220	$3,640
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $2,726)		3,640

	TOTAL WRITTEN OPTIONS (Premiums Received - $2,726)		$3,640

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

*	Each Option is exercisable into 100 shares of the underlying security.

**	Non-income producing security.

+	Money Market Fund; rate reflects seven-day yield on November 30, 2018.

^	Less than 0.1%.

(a)	All or a portion of this security is out on loan as of November 30, 2018.

(b)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS November 30, 2018

Shares		Value
	COMMON STOCKS - 98.0%
	Aerospace/Defense - 2.5%
365	Boeing Co.	$126,568
190	General Dynamics Corp.	35,129
75	Harris Corp.	10,721
182	Lockheed Martin Corp.	54,678
111	Northrop Grumman Corp.	28,847
182	Raytheon Co.	31,912
33	TransDigm Group, Inc. **	11,935
663	United Technologies Corp.	80,737
		380,527
	Agriculture - 1.1%
1,211	Altria Group, Inc.	66,399
360	Archer-Daniels-Midland Co.	16,567
1,005	Philip Morris International, Inc.	86,963
		169,929
	Airlines - 0.5%
295	American Airlines Group, Inc.	11,847
442	Delta Air Lines, Inc.	26,834
360	Southwest Airlines Co.	19,659
174	United Continental Holdings, Inc. **	16,826
		75,166
	Apparel - 0.6%
1,023	Nike, Inc., Class B	76,848
256	VF Corp.	20,810
		97,658
	Auto Manufacturers - 0.5%
2,565	Ford Motor Co.	24,137
909	General Motors Co.	34,497
225	PACCAR, Inc.	13,999
		72,633
	Auto Parts & Equipment - 0.1%
170	Aptiv PLC	12,223

	Banks - 6.8%
6,301	Bank of America Corp.	178,948
636	Bank of New York Mellon Corp.	32,633
493	BB&T Corp.	25,192
304	Capital One Financial Corp.	27,263
1,567	Citigroup, Inc.	101,526
303	Citizens Financial Group, Inc.	11,017
103	Comerica, Inc.	8,156

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
424	Fifth Third Bancorp	$11,842
248	Goldman Sachs Group, Inc.	47,291
682	Huntington Bancshares, Inc.	9,950
2,136	JPMorgan Chase & Co. (a)	237,502
663	KeyCorp	12,159
88	M&T Bank Corp.	14,873
1,105	Morgan Stanley	49,051
141	Northern Trust Corp.	13,992
295	PNC Financial Services Group, Inc.	40,055
707	Regions Financial Corp.	11,630
245	State Street Corp.	17,890
288	SunTrust Banks, Inc.	18,055
3,028	Wells Fargo & Co. (a)	164,360
		1,033,385
	Beverages - 2.0%
2,749	Coca-Cola Co.	138,550
121	Constellation Brands, Inc., Class A	23,687
356	Monster Beverage Corp. **	21,246
912	PepsiCo, Inc.	111,209
		294,692
	Biotechnology - 2.2%
143	Alexion Pharmaceuticals, Inc. **	17,610
410	Amgen, Inc.	85,383
129	Biogen, Inc. **	43,050
449	Celgene Corp. **	32,427
834	Gilead Sciences, Inc.	59,998
94	Illumina, Inc. **	31,725
68	Regeneron Pharmaceuticals, Inc. **	24,864
165	Vertex Pharmaceuticals, Inc. **	29,830
		324,887
	Building Materials - 0.2%
596	Johnson Controls International PLC	20,729
39	Martin Marietta Materials, Inc.	7,437
84	Vulcan Materials Co.	8,879
		37,045
	Chemicals - 1.8%
142	Air Products & Chemicals, Inc.	22,843
69	Albemarle Corp.	6,646
148	CF Industries Holdings, Inc.	6,244
1,473	DowDuPont, Inc.	85,213
88	Eastman Chemical Co.	6,936
86	FMC Corp.	7,116
68	International Flavors & Fragrances, Inc.	9,631

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
355	Linde PLC **	$56,463
248	LyondellBasell Industries NV, Class A	23,141
246	Mosaic Co.	8,856
154	PPG Industries, Inc.	16,837
60	Sherwin-Williams Co.	25,444
		275,370
	Commercial Services - 1.8%
282	Automatic Data Processing, Inc.	41,572
68	Cintas Corp.	12,742
186	Ecolab, Inc.	29,851
76	Equifax, Inc.	7,803
56	FleetCor Technologies, Inc. **	10,830
101	Global Payments, Inc.	11,293
252	IHS Markit Ltd. **	13,449
121	Moody's Corp.	19,248
756	PayPal Holdings, Inc. **	64,872
140	Rollins, Inc.	8,898
161	S&P Global, Inc.	29,441
116	Total System Services, Inc.	10,135
105	Verisk Analytics, Inc. **	12,949
		273,083
	Computers - 5.1%
410	Accenture PLC, Class A	67,453
3,045	Apple, Inc.	543,776
372	Cognizant Technology Solutions Corp., Class A	26,498
180	DXC Technology Co.	11,347
952	Hewlett Packard Enterprise Co.	14,280
1,017	HP, Inc.	23,391
585	International Business Machines Corp.	72,698
167	NetApp, Inc.	11,167
		770,610
	Cosmetics/Personal Care - 1.5%
559	Colgate-Palmolive Co.	35,508
235	Estee Lauder Cos., Inc., Class A	33,525
1,604	Procter & Gamble Co.	151,594
		220,627
	Distribution/Wholesale - 0.2%
150	Copart, Inc. **	7,677
184	Fastenal Co.	10,904
35	WW Grainger, Inc.	10,991
		29,572

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
	Diversified Financial Services - 4.0%
548	American Express Co.	$61,524
87	Ameriprise Financial, Inc.	11,288
104	BlackRock, Inc. (a)	44,513
871	Charles Schwab Corp.	39,021
232	CME Group, Inc.	44,099
214	Discover Financial Services	15,258
334	Franklin Resources, Inc.	11,319
369	Intercontinental Exchange, Inc.	30,155
662	MasterCard, Inc., Class A	133,108
105	Nasdaq, Inc.	9,589
463	Synchrony Financial	12,029
154	T. Rowe Price Group, Inc.	15,301
1,299	Visa, Inc., Class A (a)	184,081
		611,285
	Electric - 2.9%
155	Ameren Corp.	10,636
317	American Electric Power Co., Inc.	24,644
322	CenterPoint Energy, Inc.	9,019
181	CMS Energy Corp.	9,428
201	Consolidated Edison, Inc.	16,150
421	Dominion Energy, Inc.	31,365
116	DTE Energy Co.	13,890
459	Duke Energy Corp.	40,654
209	Edison International	11,562
115	Entergy Corp.	10,012
173	Evergy, Inc.	10,271
203	Eversource Energy	13,873
623	Exelon Corp.	28,901
328	FirstEnergy Corp.	12,408
307	NextEra Energy, Inc.	55,785
194	NRG Energy, Inc.	7,455
336	PG&E Corp. **	8,864
464	PPL Corp.	14,194
326	Public Service Enterprise Group, Inc.	18,223
175	Sempra Energy	20,164
653	Southern Co.	30,906
202	WEC Energy Group, Inc.	14,641
331	Xcel Energy, Inc.	17,361
		430,406

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
	Electrical Components & Equipment - 0.3%
148	AMETEK, Inc.	$10,868
404	Emerson Electric Co.	27,278
		38,146
	Electronics - 1.1%
205	Agilent Technologies, Inc.	14,832
193	Amphenol Corp., Class A	16,972
513	Corning, Inc.	16,529
214	Fortive Corp.	16,279
126	Garmin Ltd.	8,399
476	Honeywell International, Inc.	69,853
222	TE Connectivity Ltd.	17,079
48	Waters Corp. **	9,532
		169,475
	Engineering & Construction - 0.0% ^
92	Jacobs Engineering Group, Inc.	6,042

	Environmental Control - 0.3%
208	Republic Services, Inc.	16,087
275	Waste Management, Inc.	25,781
		41,868
	Food - 1.2%
384	General Mills, Inc.	16,247
134	Hershey Co.	14,512
344	Hormel Foods Corp.	15,511
222	Kellogg Co.	14,131
790	Kraft Heinz Co.	40,385
938	Mondelez International, Inc., Class A	42,191
335	Sysco Corp.	22,579
255	Tyson Foods, Inc., Class A	15,032
		180,588
	Forest Products & Paper - 0.1%
259	International Paper Co.	11,963

	Hand/Machine Tools - 0.1%
97	Stanley Black & Decker, Inc.	12,692

	Healthcare Products - 3.4%
1,128	Abbott Laboratories	83,528
27	ABIOMED, Inc. **	8,982
50	Align Technology, Inc. **	11,494
341	Baxter International, Inc.	23,376
169	Becton Dickinson & Co.	42,715

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
450	Danaher Corp.	$49,293
133	Edwards Lifesciences Corp. **	21,547
54	IDEXX Laboratories, Inc. **	11,003
73	Intuitive Surgical, Inc. **	38,754
870	Medtronic PLC	84,851
89	ResMed, Inc.	9,949
241	Stryker Corp.	42,286
258	Thermo Fisher Scientific, Inc.	64,384
129	Zimmer Biomet Holdings, Inc.	15,096
		507,258
	Healthcare Services - 2.4%
166	Anthem, Inc.	48,152
130	Centene Corp. **	18,493
156	Cigna Corp.	34,847
221	HCA Healthcare, Inc.	31,822
88	Humana, Inc.	28,993
128	IQVIA Holdings, Inc. **	16,009
63	Laboratory Corp. of America Holdings **	9,175
617	UnitedHealth Group, Inc. (a)	173,599
		361,090
	Home Builders - 0.1%
242	DR Horton, Inc.	9,007
207	Lennar Corp., Class A	8,845
		17,852
	Household Products/Wares - 0.2%
221	Kimberly-Clark Corp.	25,497

	Insurance - 4.4%
489	Aflac, Inc.	22,367
221	Allstate Corp.	19,711
566	American International Group, Inc.	24,479
154	Aon PLC, Class A	25,427
117	Arthur J Gallagher & Co.	9,017
1,588	Berkshire Hathaway, Inc., Class B ** (a)	346,565
296	Chubb Ltd.	39,587
230	Hartford Financial Services Group, Inc.	10,164
136	Lincoln National Corp.	8,564
202	Loews Corp.	9,708
324	Marsh & McLennan Cos., Inc.	28,739
635	MetLife, Inc.	28,340
180	Principal Financial Group, Inc.	8,877
375	Progressive Corp.	24,859
267	Prudential Financial, Inc.	25,034

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
170	Travelers Cos., Inc.	$22,163
82	Willis Towers Watson PLC	13,075
		666,676
	Internet - 9.8%
443	Alphabet, Inc., Class A ** (a)	491,575
313	Amazon.com, Inc. ** (a)	529,023
29	Booking Holdings, Inc. **	54,865
620	eBay, Inc. **	18,507
95	Expedia Group, Inc.	11,475
1,856	Facebook, Inc., Class A ** (a)	260,972
280	Netflix, Inc. **	80,116
488	Twitter, Inc. **	15,348
77	VeriSign, Inc. **	12,017
		1,473,898
	Iron/Steel - 0.1%
203	Nucor Corp.	12,263

	Leisure Time - 0.3%
446	Carnival Corp.	26,889
134	Royal Caribbean Cruises Ltd.	15,152
		42,041
	Lodging - 0.4%
192	Hilton Worldwide Holdings, Inc.	14,504
224	Marriott International, Inc., Class A	25,767
342	MGM Resorts International	9,220
69	Wynn Resorts Ltd.	7,548
		57,039
	Machinery - Construction & Mining - 0.3%
380	Caterpillar, Inc.	51,555

	Machinery - Diversified - 0.6%
104	Cummins, Inc.	15,710
207	Deere & Co.	32,060
93	Dover Corp.	7,895
78	Rockwell Automation, Inc.	13,598
67	Roper Technologies, Inc.	19,939
114	Xylem, Inc.	8,320
		97,522
	Media - 2.2%
165	Charter Communications, Inc., Class A **	54,318
2,940	Comcast Corp., Class A	114,689

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
1,197	Twenty-First Century Fox, Inc., Class B	$58,689
953	Walt Disney Co.	110,062
		337,758
	Mining - 0.1%
937	Freeport-McMoRan, Inc.	11,188
341	Newmont Mining Corp.	11,028
		22,216
	Miscellaneous Manufacturing - 1.4%
375	3M Co.	77,970
279	Eaton Corp PLC	21,466
5,580	General Electric Co.	41,850
213	Illinois Tool Works, Inc.	29,618
157	Ingersoll-Rand PLC	16,253
84	Parker-Hannifin Corp.	14,451
155	Textron, Inc.	8,702
		210,310
	Oil & Gas - 4.4%
324	Anadarko Petroleum Corp.	17,140
243	Apache Corp.	8,536
1,234	Chevron Corp. (a)	146,772
126	Concho Resources, Inc. **	16,423
741	ConocoPhillips	49,039
327	Devon Energy Corp.	8,839
373	EOG Resources, Inc.	38,535
2,726	Exxon Mobil Corp. (a)	216,717
192	Hess Corp.	10,347
550	Marathon Oil Corp.	9,179
445	Marathon Petroleum Corp.	28,996
308	Noble Energy, Inc.	7,312
484	Occidental Petroleum Corp.	34,011
296	Phillips 66	27,682
109	Pioneer Natural Resources Co.	16,105
276	Valero Energy Corp.	22,052
		657,685
	Oil & Gas Services - 0.5%
710	Baker Hughes & GE Co., Class A	16,202
564	Halliburton Co.	17,727
245	National Oilwell Varco, Inc.	7,867
893	Schlumberger Ltd.	40,274
		82,070

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
	Packaging & Containers - 0.1%
217	Ball Corp.	$10,657
165	Westrock Co.	7,773
		18,430
	Pharmaceuticals - 6.3%
979	AbbVie, Inc.	92,290
216	Allergan PLC	33,826
1,056	Bristol-Myers Squibb Co.	56,454
191	Cardinal Health, Inc.	10,473
657	CVS Health Corp.	52,691
683	Eli Lilly & Co.	81,031
1,727	Johnson & Johnson (a)	253,696
124	McKesson Corp.	15,438
1,711	Merck & Co., Inc.	135,751
328	Mylan NV **	11,106
3,775	Pfizer, Inc.	174,518
309	Zoetis, Inc., Class A	29,006
		946,280
	Pipelines - 0.4%
1,423	Kinder Morgan, Inc.	24,291
264	ONEOK, Inc.	16,217
780	Williams Cos., Inc.	19,750
		60,258
	Real Estate - 0.1%
218	CBRE Group, Inc., Class A **	9,522

	Real Estate Investment Trusts - 2.6%
68	Alexandria Real Estate Equities, Inc.	8,466
284	American Tower Corp.	46,715
88	AvalonBay Communities, Inc.	16,770
98	Boston Properties, Inc.	12,858
267	Crown Castle International Corp.	30,678
139	Digital Realty Trust, Inc.	15,991
52	Equinix, Inc.	20,035
237	Equity Residential	16,886
41	Essex Property Trust, Inc.	10,763
81	Extra Space Storage, Inc.	7,774
302	HCP, Inc.	8,837
479	Host Hotels & Resorts, Inc.	9,101
74	Mid-America Apartment Communities, Inc.	7,664
404	Prologis, Inc.	27,205
112	Public Storage	23,885
189	Realty Income Corp.	12,113

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
115	Regency Centers Corp.	$7,321
72	SBA Communications Corp. **	12,298
199	Simon Property Group, Inc.	36,952
184	UDR, Inc.	7,842
227	Ventas, Inc.	14,412
121	Vornado Realty Trust	8,707
241	Welltower, Inc.	17,432
483	Weyerhaeuser Co.	12,756
		393,461
	Retail - 6.0%
47	Advance Auto Parts, Inc.	8,352
15	AutoZone, Inc. **	12,136
176	Best Buy Co., Inc.	11,368
111	CarMax, Inc. **	7,334
16	Chipotle Mexican Grill, Inc. **	7,571
283	Costco Wholesale Corp.	65,452
78	Darden Restaurants, Inc.	8,622
171	Dollar General Corp.	18,979
153	Dollar Tree, Inc. **	13,276
93	Genuine Parts Co.	9,645
737	Home Depot, Inc.	132,896
107	Kohl's Corp.	7,187
520	Lowe's Cos., Inc.	49,073
202	Macy's, Inc.	6,913
494	McDonald's Corp.	93,124
109	Nordstrom, Inc.	5,763
51	O'Reilly Automotive, Inc. **	17,686
242	Ross Stores, Inc.	21,199
843	Starbucks Corp.	56,245
185	Tapestry, Inc.	7,202
340	Target Corp.	24,126
77	Tiffany & Co.	7,007
803	TJX Cos., Inc.	39,227
78	Tractor Supply Co.	7,420
37	Ulta Beauty, Inc. **	11,018
611	Walgreens Boots Alliance, Inc.	51,733
1,892	Walmart, Inc. (a)	184,754
201	Yum! Brands, Inc.	18,536
		903,844
	Semiconductors - 3.5%
638	Advanced Micro Devices, Inc. **	13,590
239	Analog Devices, Inc.	21,969
635	Applied Materials, Inc.	23,673
265	Broadcom, Inc.	62,914

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares		Value
2,956	Intel Corp. (a)	$145,760
100	Lam Research Corp.	15,696
151	Microchip Technology, Inc. (b)	11,325
731	Micron Technology, Inc. **	28,187
389	NVIDIA Corp.	63,574
950	QUALCOMM, Inc.	55,347
115	Skyworks Solutions, Inc.	8,369
619	Texas Instruments, Inc.	61,807
161	Xilinx, Inc.	14,889
		527,100
	Software - 6.5%
489	Activision Blizzard, Inc.	24,391
313	Adobe, Inc. **	78,529
140	Autodesk, Inc. **	20,230
211	Cerner Corp. **	12,219
194	Electronic Arts, Inc. **	16,310
209	Fidelity National Information Services, Inc.	22,561
255	Fiserv, Inc. **	20,178
166	Intuit, Inc.	35,612
4,968	Microsoft Corp. (a)	550,901
2,450	Oracle Corp.	119,462
230	Paychex, Inc.	16,275
484	salesforce.com, Inc. **	69,096
		985,764
	Telecommunications - 3.1%
48	Arista Networks, Inc. **	11,447
4,688	AT&T, Inc.	146,453
2,924	Cisco Systems, Inc.	139,972
104	Motorola Solutions, Inc.	13,650
2,664	Verizon Communications, Inc.	160,639
		472,161
	Toys/Games/Hobbies - 0.0% ^
80	Hasbro, Inc.	7,280

	Transportation - 1.8%
87	CH Robinson Worldwide, Inc.	8,033
544	CSX Corp.	39,511
112	Expeditors International of Washington, Inc.	8,522
169	FedEx Corp.	38,701
69	JB Hunt Transport Services, Inc.	7,339
175	Norfolk Southern Corp.	29,879

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares			Value
475	Union Pacific Corp.		$73,046
553	United Parcel Service, Inc., Class B		63,755
			268,786
	Water - 0.1%
115	American Water Works Co., Inc.		10,972

	TOTAL COMMON STOCKS (Cost - $14,555,174)		14,796,460

Contracts		Notional Amount
	PURCHASED OPTIONS - 1.7% *
	PURCHASED PUT OPTIONS - 1.7%
	Consumer Discretionary Select Sector SPDR Fund
76	Expiration: January 2019, Exercise Price $107 **	$820,724	19,722
	S&P 500 Index (c)
16	Expiration: December 2018, Exercise Price $2,730 **	4,380,416	52,800
3	Expiration: January 2019, Exercise Price $2,660 **	821,328	9,630
4	Expiration: January 2019, Exercise Price $2,700 **	1,095,104	16,660
17	Expiration: February 2019, Exercise Price $2,670 **	4,654,192	85,340
	Technology Select Sector SPDR Fund
226	Expiration: January 2019, Exercise Price $70 **	1,535,444	74,015
	TOTAL PURCHASED PUT OPTIONS (Cost - $372,188)		258,167

	TOTAL PURCHASED OPTIONS (Cost - $372,188)		258,167

Shares
	SHORT-TERM INVESTMENTS - 1.3%
	Money Market Funds - 1.3%
191,918	Invesco Treasury Portfolio - Short-Term Investments Trust - Institutional Class, 2.12% +		191,918
	TOTAL SHORT-TERM INVESTMENTS (Cost - $191,918)		191,918

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Continued) November 30, 2018

Shares			Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
	Money Market Funds - 0.1%
11,096	First American Government Obligations Fund, Class Z, 2.08% +		$11,096
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - 11,096)		11,096

	TOTAL INVESTMENTS - 101.1% (Cost - $15,130,376)		15,257,641
	Liabilities In Excess Of Other Assets - (1.1)%		(169,746)
	NET ASSETS - 100.0%		$15,087,895

Contracts		Notional Amount
	SCHEDULE OF WRITTEN OPTIONS - (0.9)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.6)%
	S&P 500 Index
8	Expiration: January 2019, Exercise Price $2,880 **	$2,190,208	$13,080
17	Expiration: February 2019, Exercise Price $2,840 **	4,654,192	73,780
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $92,281)		86,860

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.3)%
	S&P 500 Index
16	Expiration: December 2018, Exercise Price $2,500 **	4,380,416	5,360
16	Expiration: January 2019, Exercise Price $2,480 **	4,380,416	16,080
17	Expiration: February 2019, Exercise Price $2,440 **	4,654,192	28,135
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $133,125)		49,575

	TOTAL WRITTEN OPTIONS (Premiums Received - $225,406)		$136,435

Percentages are stated as a percent of net assets.

*	Each Option is exercisable into 100 shares of the underlying security.

**	Non-income producing security.

+	Money Market Fund; rate reflects seven-day yield on November 30, 2018.

^	Less than 0.1%.

(a)	All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $3,522,227.

(b)	All or a portion of this security is out on loan as of November 30, 2018.

(c)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES November 30, 2018

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$525,675,048	$572,866,254	$291,067,114
Investments in Affiliated Securities, at Cost	—	168,066,238	7,218,937
Investments in Unaffiliated Securities, at Value (a)	$516,917,880	$564,148,738	$286,245,478
Investments in Affiliated Securities, at Value	—	165,881,449	7,034,162
Cash Held at Broker	—	—	4
Receivable for Investment Securities Sold	667,213	—	—
Receivable for Fund Shares Sold	689,230	2,511,981	426,039
Dividends and Interest Receivable	12,083	120,325	106,072
Dividend Reclaims Receivable	—	200	—
Securities Lending Income Receivable	25,823	33,178	43,698
Prepaid Expenses and Other Assets	35,752	66,241	28,747
Total Assets	518,347,981	732,762,112	293,884,200

Liabilities:
Options Written, at Value (Premiums received $801,592, $231,707 and $58,916)	812,250	211,750	94,000
Collateral Received for Securities Loaned (Note 5)	1,707,825	25,680,541	8,229,725
Payable for Investment Securities Purchased	170,494	—	—
Payable for Fund Shares Redeemed	367,592	696,316	100,709
Accrued Advisory Fees	414,548	540,624	179,261
Accrued Custodian Fees	7,774	9,669	4,182
Accrued Trustees' Fees and Expenses	700	800	350
Accrued Distribution Fees (12b-1) - Advisor Class	3,999	163	659
Accrued Shareholder Servicing Fees - Investor Class	180,773	233,432	90,182
Accrued Expenses and Other Liabilities	168,459	209,476	118,462
Total Liabilities	3,834,414	27,582,771	8,817,530

Net Assets	$514,513,567	$705,179,341	$285,066,670

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$497,637,747	$697,821,777	$306,754,855
Distributable Earnings/(Accumulated Deficit)	16,875,820	7,357,564	(21,688,185)
Net Assets	$514,513,567	$705,179,341	$285,066,670

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$477,096,561	$682,077,244	$275,991,825
Shares of Beneficial Interest Outstanding	37,619,678	31,442,503	30,220,808

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$12.68	$21.69	$9.13

Advisor Class Shares:
Net Assets	$7,187,504	$388,563	$1,586,457
Shares of Beneficial Interest Outstanding	569,452	17,941	173,256

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$12.62	$21.66	$9.16

Institutional Class Shares:
Net Assets	$30,229,502	$22,713,534	$7,488,388
Shares of Beneficial Interest Outstanding	2,377,941	1,045,589	820,516

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$12.71	$21.72	$9.13

(a) Includes loaned securities with a value of:	$1,675,548	$25,179,130	$8,039,718

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) November 30, 2018

	Horizon Active Dividend Fund	Horizon Defined Risk Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$52,044,441	$15,130,376
Investments in Unaffiliated Securities, at Value (a)	$50,737,654	$15,257,641
Cash	17,783	—
Cash Held at Broker as Collateral for Written Options	305,828	—
Receivable for Investment Securities Sold	22,234	—
Receivable for Fund Shares Sold	109,157	58,676
Receivable from Adviser	—	15,241
Dividends and Interest Receivable	154,148	30,715
Dividend Reclaims Receivable	12,399	49
Securities Lending Income Receivable	61	—
Prepaid Expenses and Other Assets	24,676	3,522
Total Assets	51,383,940	15,365,844

Liabilities:
Options Written, at Value (Premiums received $2,726 and $225,406)	3,640	136,435
Collateral Received for Securities Loaned (Note 5)	70,364	11,096
Payable for Investment Securities Purchased	378,428	30,110
Payable for Fund Shares Redeemed	34,017	41,329
Due to Broker	16,691	—
Accrued Advisory Fees	7,028	—
Accrued Custodian Fees	2,521	5,200
Accrued Trustees' Fees and Expenses	50	16
Accrued Distribution Fees (12b-1) - Investor Class	5,880	1,299
Accrued Distribution Fees (12b-1) - Advisor Class	16,204	11,479
Accrued Expenses and Other Liabilities	47,946	40,985
Total Liabilities	582,769	277,949

Net Assets	$50,801,171	$15,087,895

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$49,795,728	$14,912,318
Distributable Earnings	1,005,443	175,577
Net Assets	$50,801,171	$15,087,895

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$39,909,512	$5,914,596
Shares of Beneficial Interest Outstanding	664,871	115,971

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$60.03	$51.00

Advisor Class Shares:
Net Assets	$10,891,659	$9,173,299
Shares of Beneficial Interest Outstanding	181,538	179,922

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$60.00	$50.98

(a) Includes loaned securities with a value of:	$64,735	$10,950

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS For the Year Ended November 30, 2018

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund
Investment Income:
Dividend Income from Unaffiliated Securities (net of foreign withholdings tax of $0, $74, $0)	$8,399,940	$9,725,755	$10,002,163
Dividend Income from Affiliated Securities	—	347,420	438,197
Interest Income	138,575	224,230	92,909
Securities Lending Income (a)	16,864	75,138	44,617
Total Investment Income	8,555,379	10,372,543	10,577,886

Expenses:
Investment Advisory Fees	4,712,250	5,634,625	1,966,172
Shareholder Servicing Fees - Investor Class	418,020	535,437	241,886
Administrative & Accounting Service Fees	292,261	370,715	169,806
Transfer Agent Fees	141,905	139,633	124,299
Legal Fees	76,541	89,710	40,991
Trustees' Fees and Expenses	67,954	77,403	37,402
Chief Compliance Officer & Compliance Fees	65,086	76,232	35,832
Registration Fees	59,620	59,722	50,262
Printing and Postage Expenses	41,300	42,458	32,323
Miscellaneous Expenses	33,006	54,008	19,277
Custodian Fees	28,085	40,656	15,752
Audit and Tax Fees	19,792	19,736	18,305
Insurance Fees	16,843	16,360	7,942
Distribution Fees (12b-1) - Advisor Class	16,462	954	2,907
Interest Expense	—	—	2,767
Total Expenses	5,989,125	7,157,649	2,765,923
Securities Lending Expense Offset (a)	(146,291)	(248,647)	(450,538)
Fees Recouped / (Waived) by the Adviser - Net	77,382	199,565	189,886

Net Expenses	5,920,216	7,108,567	2,505,271

Net Investment Income	2,635,163	3,263,976	8,072,615

Net Realized and Unrealized Loss on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	27,508,966	21,102,643	(11,676,138)
Affiliated Investments	—	(2,280,756)	(8)
Purchased Options	4,540,866	(2,505,597)	(1,590,017)
Written Options	828,957	5,745,151	359,232
Distributions of Long-Term Capital Gains by Underlying Investment Companies	120,150	122,180	—
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(37,904,337)	(35,355,347)	(4,197,014)
Affiliated Investments	—	(2,184,789)	(184,774)
Purchased Options	(1,693,194)	(365,520)	512,005
Written Options	(178,311)	(747,382)	(157,843)
Net Realized and Unrealized Loss on Investments	(6,776,903)	(16,469,417)	(16,934,557)

Net Decrease in Net Assets Resulting From Operations	$(4,141,740)	$(13,205,441)	$(8,861,942)

(a)	Effective March 28, 2018, the Funds are entitled to utilize Securities Lending Income to offset against certain Fund expenses (See Note 5).

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Year/Period Ended November 30, 2018

	Horizon Active Dividend Fund	Horizon Defined Risk Fund (1)
Investment Income:
Dividend Income from Unaffiliated Securities (net of foreign withholdings tax of $35,962, $14)	$1,036,228	$166,295
Interest Income	52,803	4,118
Securities Lending Income ^	3,633	13
Total Investment Income	1,092,664	170,426

Expenses:
Investment Advisory Fees	272,487	69,920
Administrative & Accounting Service Fees	41,746	25,528
Transfer Agent Fees	40,236	20,643
Legal Fees	6,145	1,286
Trustees' Fees and Expenses	7,545	3,752
Chief Compliance Officer & Compliance Fees	6,641	2,685
Registration Fees	20,782	1,537
Printing and Postage Expenses	16,594	5,913
Miscellaneous Expenses	6,547	1,829
Custodian Fees	8,910	18,899
Audit and Tax Fees	17,174	18,053
Insurance Fees	929	—
Distribution Fees (12b-1) - Advisor Class	20,523	15,596
Distribution Fees (12b-1) - Investor Class	28,122	2,502
Total Expenses	494,381	188,143
Securities Lending Expense Offset ^	(17,751)	(14)
Fees Recouped / (Waived) by the Adviser - Net	(68,437)	(87,874)

Net Expenses	408,193	100,255

Net Investment Income	684,471	70,171

Net Realized and Unrealized Gain on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	2,344,651	(157,468)
Purchased Options	253,649	(234,238)
Written Options	(36,539)	287,903
Foreign Currency	(57)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(2,148,262)	241,286
Purchased Options	(3,810)	(114,021)
Written Options	(914)	88,971
Net Realized and Unrealized Gain on Investments	408,718	112,433

Net Increase in Net Assets Resulting From Operations	$1,093,189	$182,604

(1)	Horizon Defined Risk Fund commenced operations on December 28, 2017.

^	Effective March 28, 2018, the Funds are entitled to utilize Securities Lending Income to offset against certain Fund expenses (See Note 5).

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017
Operations:
Net Investment Income	$2,635,163	$2,317,055
Net Realized Gain on Investments,
Purchased Options and Written Options	32,878,789	58,792,310
Distributions of Long-Term Capital Gains by Underlying Investment Companies	120,150	—
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	(39,775,842)	21,951,095
Net Increase (Decrease) in Net Assets Resulting From Operations	(4,141,740)	83,060,460

Distributions to Shareholders From:
Distributable earnings
Investor Class	(43,271,145)	(3,160,658)
Advisor Class	(617,689)	(24,872)
Institutional Class	(3,269,530)	(103,172)
Total Distributions to Shareholders	(47,158,364)	(3,288,702	)(1)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	202,909,817	88,577,101
Advisor Class	3,596,369	2,839,959
Institutional Class	8,938,049	26,064,072
Distributions Reinvested
Investor Class	42,833,606	3,134,834
Advisor Class	517,167	18,935
Institutional Class	3,269,530	103,172
Cost of Shares Redeemed
Investor Class	(115,053,606)	(127,596,252)
Advisor Class	(1,339,176)	(728,867)
Institutional Class	(7,785,149)	(9,594,320)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	137,886,607	(17,181,366)

Increase in Net Assets	86,586,503	62,590,392

Net Assets:
Beginning of Year	427,927,064	365,336,672
End of Year	$514,513,567	$427,927,064	(2)

Share Activity:
Investor Class:
Shares Issued	15,210,405	6,952,864
Shares Reinvested	3,367,422	267,934
Shares Redeemed	(8,696,402)	(10,116,721)
Net Increase (Decrease)	9,881,425	(2,895,923)

Advisor Class:
Shares Issued	269,968	219,598
Shares Reinvested	40,786	1,621
Shares Redeemed	(100,455)	(56,633)
Net Increase	210,299	164,586

Institutional Class:
Shares Issued	668,245	1,982,738
Shares Reinvested	256,635	8,818
Shares Redeemed	(587,330)	(711,353)
Net Increase	337,550	1,280,203

(1)	Includes net investment income distributions of $3,228,702.

(2)	Includes accumulated undistributed net investment income of $0.

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017
Operations:
Net Investment Income	$3,263,976	$2,011,843
Net Realized Gain on Investments,
Purchased Options and Written Options	22,061,441	38,452,682
Distributions of Long-Term Capital Gains by Underlying Investment Companies	122,180	—
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	(38,653,038)	20,897,869
Net Increase (Decrease) in Net Assets Resulting From Operations	(13,205,441)	61,362,394

Distributions to Shareholders From:
Distributable earnings
Investor Class	(19,270,621)	(2,743,024)
Advisor Class	(15,334)	(2,886)
Institutional Class	(309,439)	(70)
Total Distributions to Shareholders	(19,595,394)	(2,745,980	)(1)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	382,409,937	131,188,889
Advisor Class	92,540	32,071
Institutional Class	18,719,909	6,522,281
Distributions Reinvested
Investor Class	18,955,229	2,685,810
Advisor Class	15,334	2,886
Institutional Class	309,439	70
Cost of Shares Redeemed
Investor Class	(105,704,359)	(93,387,324)
Advisor Class	(48,948)	(56,176)
Institutional Class	(1,975,867)	(102,168)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	312,773,214	46,886,339

Increase in Net Assets	279,972,379	105,502,753

Net Assets:
Beginning of Year	425,206,962	319,704,209
End of Year	$705,179,341	$425,206,962	(2)

Share Activity:
Investor Class:
Shares Issued	16,912,240	6,179,225
Shares Reinvested	865,931	138,230
Shares Redeemed	(4,677,374)	(4,519,518)
Net Increase	13,100,797	1,797,937

Advisor Class:
Shares Issued	4,126	1,551
Shares Reinvested	701	149
Shares Redeemed	(2,144)	(2,639)
Net Increase (Decrease)	2,683	(939)

Institutional Class:
Shares Issued	828,543	294,586
Shares Reinvested	14,130	4
Shares Redeemed	(87,471)	(4,544)
Net Increase	755,202	290,046

(1)	Includes net investment income distributions of $2,745,980.

(2)	Includes accumulated undistributed net investment income of $143,457.

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017
Operations:
Net Investment Income	$8,072,615	$4,968,225
Net Realized Loss on Investments,
Purchased Options and Written Options	(12,906,931)	(4,663,270)
Distributions of Long-Term Capital Gains by Underlying Investment Companies	—	15,836
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	(4,027,626)	7,612,924
Net Increase (Decrease) in Net Assets Resulting From Operations	(8,861,942)	7,933,715

Distributions to Shareholders From:
Distributable earnings
Investor Class	(6,524,973)	(4,741,698)
Advisor Class	(29,004)	(694)
Institutional Class	(229,059)	(134,221)
Total Distributions to Shareholders	(6,783,036)	(4,876,613	)(1)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	142,464,097	61,379,496
Advisor Class	1,012,985	673,867
Institutional Class	2,386,593	9,603,596
Distributions Reinvested
Investor Class	6,094,473	4,665,766
Advisor Class	29,004	694
Institutional Class	229,059	134,221
Cost of Shares Redeemed
Investor Class	(58,011,804)	(56,294,921)
Advisor Class	(40,163)	(19,975)
Institutional Class	(2,718,117)	(4,210,485)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	91,446,127	15,932,259

Increase in Net Assets	75,801,149	18,989,361

Net Assets:
Beginning of Year	209,265,521	190,276,160
End of Year	$285,066,670	$209,265,521	(2)

Share Activity:
Investor Class:
Shares Issued	15,134,834	6,325,698
Shares Reinvested	644,511	483,230
Shares Redeemed	(6,175,688)	(5,817,951)
Net Increase	9,603,657	990,977

Advisor Class:
Shares Issued	106,778	68,987
Shares Reinvested	3,059	71
Shares Redeemed	(4,274)	(2,040)
Net Increase	105,563	67,018

Institutional Class:
Shares Issued	253,240	981,019
Shares Reinvested	24,205	13,833
Shares Redeemed	(288,438)	(432,184)
Net Increase (Decrease)	(10,993)	562,668

(1)	Includes net investment income distributions of $4,876,613.

(2)	Includes accumulated undistributed net investment income of $1,140,355.

See accompanying notes to financial statements.

Horizon Active Dividend Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 (1)
Operations:
Net Investment Income	$684,471	$64,869
Net Realized Gain on Investments,
Purchased Options and Written Options	2,561,704	367,629
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	(2,152,986)	845,250
Net Increase in Net Assets Resulting From Operations	1,093,189	1,277,748

Distributions to Shareholders From:
Distributable earnings
Investor Class	(815,228)	(713)
Advisor Class	(177,769)	—
Total Distributions to Shareholders	(992,997)	(713	)(2)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	21,346,826	24,122,285
Advisor Class	9,447,722	3,207,652
Distributions Reinvested
Investor Class	815,228	617
Advisor Class	140,433	—
Cost of Shares Redeemed
Investor Class	(6,912,464)	(684,733)
Advisor Class	(1,998,986)	(60,636)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	22,838,759	26,585,185

Increase in Net Assets	22,938,951	27,862,220

Net Assets:
Beginning of Period/Year	27,862,220	—
End of Period/Year	$50,801,171	$27,862,220	(3)

Share Activity:
Investor Class:
Shares Issued	350,521	426,287
Shares Reinvested	13,443	12
Shares Redeemed	(113,457)	(11,935)
Net Increase	250,507	414,364

Advisor Class:
Shares Issued	155,431	57,756
Shares Reinvested	2,312	—
Shares Redeemed	(32,906)	(1,055)
Net Increase	124,837	56,701

(1)	Horizon Active Dividend Fund, Investor and Advisor Class, commenced operations on December 28, 2016 and June 20, 2017, respectively.

(2)	Includes net investment income distributions of $713.

(3)	Includes accumulated undistributed net investment income of $63,837.

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period Ended November 30, 2018 (1)
Operations:
Net Investment Income	$70,171
Net Realized Loss on Investments,
Purchased Options and Written Options	(103,803)
Net Change in Unrealized Appreciation on
Investments, Purchased Options and Written Options	216,236
Net Increase in Net Assets Resulting From Operations	182,604

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	6,362,481
Advisor Class	10,548,208
Cost of Shares Redeemed
Investor Class	(496,397)
Advisor Class	(1,509,001)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	14,905,291

Increase in Net Assets	15,087,895

Net Assets:
Beginning of Period	—
End of Period	$15,087,895

Share Activity:
Investor Class:
Shares Issued	125,760
Shares Reinvested	—
Shares Redeemed	(9,789)
Net Increase	115,971

Advisor Class:
Shares Issued	209,699
Shares Reinvested	—
Shares Redeemed	(29,777)
Net Increase	179,922

(1)	Horizon Defined Risk Fund, Investor and Advisor Class, commenced operations on December 28, 2017 and February 2, 2018, respectively.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014

Net Asset Value, Beginning of Year	$14.20		$11.56	$11.99	$12.67	$12.76
Income From Investment Operations:
Net investment income (a,d)	0.07	(f)	0.08	0.12	0.13	0.04
Net gain (loss) from investments (both realized and unrealized)	(0.02	)(f)	2.66	(0.20)	(0.37)	0.95
Total from investment operations	0.05		2.74	(0.08)	(0.24)	0.99

Less Distributions:
From net investment income	(0.07)		(0.10)	(0.20)	(0.02)	(0.03)
From net realized gains	(1.50)		—	(0.15)	(0.42)	(1.05)
Total Distributions	(1.57)		(0.10)	(0.35)	(0.44)	(1.08)

Net Asset Value, End of Year	$12.68		$14.20	$11.56	$11.99	$12.67

Total Return	0.46%		23.76%	(0.59)%	(2.01)%	8.33%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$477,097		$393,833	$354,279	$366,368	$418,274
Ratio to average net assets:
Gross expenses (b,c)	1.28	%(e)	1.48%	1.54%	1.54%	1.54%
Net expenses (b) ^	1.27	%(e)	1.36%+	1.43%	1.42%	1.42%
Net investment income net of reimbursement (recapture) and securities lending expense offset (b,d)	0.56%		0.61%	1.09%	1.06%	0.35%
Portfolio turnover rate	256%		168%	406%	472%	591%

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.

+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(a)	Per share amounts are calculated using the average shares method.

(b)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(e)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17% and now excludes 0.10% of Shareholder Servicing Fees (See Note 3).

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Period Ended November 30, 2015 *

Net Asset Value, Beginning of Period/Year	$14.16		$11.56	$11.99	$11.21
Income From Investment Operations:
Net investment income (loss) (a,g)	0.05	(f)	0.05	0.12	(0.03	)(f)
Net gain (loss) from investments (both realized and unrealized)	(0.02	)(f)	2.68	(0.20)	0.81	(f)
Total from investment operations	0.03		2.73	(0.08)	0.78

Less Distributions:
From net investment income	(0.07)		(0.13)	(0.20)	—
From net realized gains	(1.50)		—	(0.15)	—
Total Distributions	(1.57)		(0.13)	(0.35)	—

Net Asset Value, End of Period/Year	$12.62		$14.16	$11.56	$11.99

Total Return	0.29%		23.64%	(0.59)%	6.96	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$7,187		$5,084	$2,249	$29
Ratio to average net assets:
Gross expenses (c,d)	1.43	%(h)	1.55%	1.55%	1.54	%(b)
Net expenses (c) ^	1.42	%(h)	1.42%	1.44%	1.42	%(b)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,g)	0.38%		0.35%	1.06%	(0.88	)%(b)(f)
Portfolio turnover rate	256%		168%	406%	472	%(e)

*	Since September 4, 2015 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.02% and 0.00%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17% and now excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *

Net Asset Value, Beginning of Period/Year	$14.22		$11.59	$11.54
Income From Investment Operations:
Net investment income (a,g)	0.09	(h)	0.05	0.03
Net gain (loss) from investments (both realized and unrealized)	(0.03	)(h)	2.71	0.02	(f)
Total from investment operations	0.06		2.76	0.05

Less Distributions:
From net investment income	(0.07)		(0.13)	—
From net realized gains	(1.50)		—	—
Total Distributions	(1.57)		(0.13)	—

Net Asset Value, End of Period/Year	$12.71		$14.22	$11.59

Total Return	0.55%		23.92%	0.43	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$30,230		$29,010	$8,809
Ratio to average net assets:
Gross expenses (c,d)	1.18%		1.30%	1.30	%(b)
Net expenses (c) ^	1.17%		1.17%	1.19	%(b)
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,g)	0.68%		0.38%	1.28	%(b)
Portfolio turnover rate	256%		168%	406	%(e)

*	Since September 9, 2016 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.02%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016 *	For the Year Ended November 30, 2015		For the Period Ended November 30, 2014 **

Net Asset Value, Beginning of Period/Year	$22.80		$19.31	$19.62	$20.50		$20.00
Income From Investment Operations:
Net investment income (loss) (a,g)	0.13		0.12	0.18	0.12		(0.05)
Net gain (loss) from investments (both realized and unrealized)	(0.21)		3.54	(0.29)	(1.00)		0.55
Total from investment operations	(0.08)		3.66	(0.11)	(0.88)		0.50

Less Distributions:
From net investment income	(0.12)		(0.17)	(0.20)	—		—
From net realized gains	(0.91)		—	—	(0.00	)(f)	—
Total Distributions	(1.03)		(0.17)	(0.20)	—		—

Net Asset Value, End of Period/Year	$21.69		$22.80	$19.31	$19.62		20.50

Total Return	(0.31)%		19.05%	(0.54)%	(4.29)%		2.50	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$682,077		$418,227	$319,385	$222,421		$300
Ratio to average net assets:
Gross expenses (c,d)	1.28	%(h)	1.49%	1.55%	1.54%		50.52	%(b)
Net expenses (c) ^	1.27	%(h)	1.35%+	1.42%	1.42%		1.42	%(b)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,g)	0.58%		0.58%	0.92%	0.57%		(1.06	)%(b)
Portfolio turnover rate	275%		143%	563%	541%		55	%(e)

*	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.56%).

**	Since August 28, 2014 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.

+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

(f)	Per share amount is less than $0.01.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17% and now excludes 0.10% of Shareholder Servicing Fees (See Note 3).

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016 *	For the Period Ended November 30, 2015 **

Net Asset Value, Beginning of Period/Year	$22.78		$19.30	$19.62	$18.97
Income From Investment Operations:
Net investment income (a,g)	0.11		0.11	0.17	0.07
Net gain (loss) from investments (both realized and unrealized)	(0.23)		3.54	(0.29)	0.58	(f)
Total from investment operations	(0.12)		3.65	(0.12)	0.65

Less Distributions:
From net investment income	(0.09)		(0.17)	(0.20)	—
From net realized gains	(0.91)		—	—	—
Total Distributions	(1.00)		(0.17)	(0.20)	—

Net Asset Value, End of Period/Year	$21.66		$22.78	$19.30	$19.62

Total Return	(0.46)%		19.03%	(0.59)%	3.43	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$388		$347	$313	$19
Ratio to average net assets:
Gross expenses (c,d)	1.43	%(h)	1.56%	1.51%	1.54	%(b)
Net expenses (c) ^	1.42	%(h)	1.42%	1.42%	1.42	%(b)
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,g)	0.48%		0.53%	0.92%	1.52	%(b)
Portfolio turnover rate	275%		143%	563%	541	%(e)

*	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.61%).

**	Since September 4, 2015 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01% and 0.00%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17% and now excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *

Net Asset Value, Beginning of Period/Year	$22.84	$19.33	$19.21
Income From Investment Operations:
Net investment income (loss) (a,g)	0.14	(0.14)	0.05
Net gain from investments (both realized and unrealized)	(0.20)	3.86	0.07	(f)
Total from investment operations	(0.06)	3.72	0.12

Less Distributions:
From net investment income	(0.15)	(0.21)	—
From net realized gains	(0.91)	—	—
Total Distributions	(1.06)	(0.21)	—

Net Asset Value, End of Period/Year	$21.72	$22.84	$19.33

Total Return	(0.21)%	19.31%	0.62	%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$22,714	$6,633	$7
Ratio to average net assets:
Gross expenses (c,d)	1.19%	1.35%	1.31	%(b)
Net expenses (c) ^	1.14%	1.17%	1.17	%(b)
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,g)	0.61%	(0.62)%	1.09	%(b)
Portfolio turnover rate	275%	143%	563	%(e)

*	Since September 9, 2016 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.00%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

(f)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014

Net Asset Value, Beginning of Year	$9.73		$9.56	$9.86	$10.11	$10.01
Income From Investment Operations:
Net investment income (a,d)	0.30		0.25	0.16	0.13	0.15
Net gain (loss) from investments (both realized and unrealized)	(0.64)		0.17	(0.36)	(0.25)	0.10
Total from investment operations	(0.34)		0.42	(0.20)	(0.12)	0.25

Less Distributions:
From net investment income	(0.26)		(0.25)	(0.10)	(0.13)	(0.13)
Return of capital	—		—	—	—	(0.02)
Total Distributions	(0.26)		(0.25)	(0.10)	(0.13)	(0.15)

Net Asset Value, End of Year	$9.13		$9.73	$9.56	$9.86	$10.11

Total Return	(3.58)%		4.39%	(2.03)%	(1.18)%	2.50%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$275,992		$200,521	$187,698	$169,725	$129,340
Ratio to average net assets:
Gross expenses (b,c)	1.09	%(e)	1.21%	1.28%	1.28%	1.30%
Net expenses (b) ^	0.98	%(e)	1.18%+	1.24%	1.24%	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset (b,d)	3.16%		2.54%	1.58%	1.25%	1.47%
Portfolio turnover rate	155%		175%	205%	324%	280%

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(a)	Per share amounts are calculated using the average shares method.

(b)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(e)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.09% to 0.99% and now excludes 0.10% of Shareholder Servicing Fees (See Note 3).

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Year Ended November 30, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *

Net Asset Value, Beginning of Period/Year	$9.76		$9.60	$9.84
Income From Investment Operations:
Net investment income (a,f)	0.29		0.13	0.13
Net gain (loss) from investments (both realized and unrealized)	(0.63)		0.28	(0.30)
Total from investment operations	(0.34)		0.41	(0.17)

Less Distributions:
From net investment income	(0.26)		(0.25)	(0.07)
Total Distributions	(0.26)		(0.25)	(0.07)

Net Asset Value, End of Period/Year	$9.16		$9.76	$9.60

Total Return	(3.58)%		4.31%	(1.74	)%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$1,587		$661	$6
Ratio to average net assets:
Gross expenses (c,d)	1.24	%(g)	1.32%	1.35	%(b)
Net expenses (c) ^	1.04	%(g)	1.24%	1.25	%(b)
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,f)	3.07%		1.37%	1.70	%(b)
Portfolio turnover rate	155%		175%	205	%(e)

*	Since February 8, 2016 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.01%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 1.09% and now excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Year Ended November 30, 2018	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *

Net Asset Value, Beginning of Period/Year	$9.72	$9.57	$10.00
Income From Investment Operations:
Net investment income (a,f)	0.31	0.25	0.04
Net gain (loss) from investments (both realized and unrealized)	(0.63)	0.17	(0.47)
Total from investment operations	(0.32)	0.42	(0.43)

Less Distributions:
From net investment income	(0.27)	(0.27)	—
Total Distributions	(0.27)	(0.27)	—

Net Asset Value, End of Period/Year	$9.13	$9.72	$9.57

Total Return	(3.33)%	4.41%	(4.30	)%(e)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$7,488	$8,084	$2,572
Ratio to average net assets:
Gross expenses (c,d)	0.99%	1.03%	1.09	%(b)
Net expenses (c) ^	0.86%	0.99%	0.99	%(b)
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,f)	3.28%	2.53%	1.84	%(b)
Portfolio turnover rate	155%	175%	205	%(e)

*	Since September 9, 2016 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.00%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

(f)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 *

Net Asset Value, Beginning of Period/Year	$59.15	$50.00
Income From Investment Operations:
Net investment income (a)	1.18 (e)	0.66
Net gain from investments (both realized and unrealized)	1.61 (e)	9.01
Total from investment operations	2.79	9.67

Less Distributions:
From net investment income	(1.13)	(0.52)
From net realized gains	(0.78)	—
Total Distributions	(1.91)	(0.52)

Net Asset Value, End of Period/Year	$60.03	$59.15

Total Return	4.72%	19.45	%(d)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$39,909	$24,509
Ratio to average net assets:
Gross expenses (c)	1.32%	2.33	%(b)
Net expenses	1.09%	1.09	%(b) +
Net investment income net of reimbursement and securities lending expense offset	1.93%	1.24	%(b)
Portfolio turnover rate	320%	184	%(d)

*	Since December 28, 2016 (Commencement of Operations).

+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Not annualized.

(e)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Year Ended November 30, 2018	For the Period Ended November 30, 2017 *

Net Asset Value, Beginning of Period/Year	$59.13	$54.31
Income From Investment Operations:
Net investment income (a)	1.04 (e)	0.25
Net gain from investments (both realized and unrealized)	1.66 (e)	4.78
Total from investment operations	2.70	5.03

Less Distributions:
From net investment income	(1.05)	(0.21)
From net realized gains	(0.78)	—
Total Distributions	(1.83)	(0.21)

Net Asset Value, End of Period/Year	$60.00	$59.13

Total Return	4.57%	9.28	%(d)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$10,892	$3,353
Ratio to average net assets:
Gross expenses (c)	1.48%	2.12	%(b)
Net expenses	1.24%	1.24	%(b)
Net investment income net of reimbursement and securities lending expense offset	1.71%	1.01	%(b)
Portfolio turnover rate	320%	184	%(d)

*	Since June 20, 2017 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Not annualized.

(e)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	For the Period Ended November 30, 2018 *

Net Asset Value, Beginning of Period	$50.00
Income From Investment Operations:
Net investment income (a)	0.44
Net gain (loss) from investments (both realized and unrealized)	0.56
Total from investment operations	1.00

Net Asset Value, End of Period	$51.00

Total Return	2.00	%(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$5,915
Ratio to average net assets:
Gross expenses (c)	2.28	%(b)
Net expenses	1.04	%(b)
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.94	%(b)
Portfolio turnover rate	89	%(d)

*	Since December 28, 2017 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Advisor Class
	For the Period Ended November 30, 2018 *

Net Asset Value, Beginning of Period	$50.58
Income From Investment Operations:
Net investment income (a)	0.31	(e)
Net gain (loss) from investments (both realized and unrealized)	0.09	(e)
Total from investment operations	0.40

Net Asset Value, End of Period	$50.98

Total Return	0.77	%(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$9,173
Ratio to average net assets:
Gross expenses (c)	2.10	%(b)
Net expenses	1.19	%(b)
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.75	%(b)
Portfolio turnover rate	89	%(d)

*	Since February 2, 2018 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method.

(b)	Annualized.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	Not annualized.

(e)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Horizon Funds NOTES TO FINANCIAL STATEMENTS November 30, 2018

1. ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, and Horizon Defined Risk Fund are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as diversified, open-end management investment companies. The Horizon Active Dividend Fund is registered under the 1940 Act as a non-diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 28, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively.

Organizational costs were incurred to establish the Horizon Defined Risk Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees of the Trust (“the Board”) or its delegate. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued primarily at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2018, for the Funds’ investments measured at value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$505,373,414	$—	$—	$505,373,414
Purchased Call Options	—	2,377,000	—	2,377,000
Purchased Put Options	130,000	121,875	—	251,875
Short-Term Investments	7,207,766	—	—	7,207,766
Investments Purchased With Proceeds From Securities Lending	1,707,825	—	—	1,707,825
Total	$514,419,005	$2,498,875	$—	$516,917,880

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$405,000	$36,750	$—	$441,750
Written Put Options	283,000	87,500	—	370,500
Total	$688,000	$124,250	$—	$812,250

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$639,513,696	$—	$—	$639,513,696
Common Stocks	49,381,446	—	—	49,381,446
Purchased Call Options	—	2,748,750	—	2,748,750
Purchased Put Options	—	240,625	—	240,625
Short-Term Investments	12,465,129	—	—	12,465,129
Investments Purchased With Proceeds From Securities Lending	25,680,541	—	—	25,680,541
Total	$727,040,812	$2,989,375	$—	$730,030,187

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$36,750	$—	$36,750
Written Put Options	—	175,000	—	175,000
Total	$—	$211,750	$—	$211,750

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$269,280,760	$—	$—	$269,280,760
Preferred Stocks	10,150,152	—	—	10,150,152
Convertible Preferred Stocks	1,200,976	—	—	1,200,976
Purchased Put Options	—	101,250	—	101,250
Short-Term Investments	4,316,777	—	—	4,316,777
Investments Purchased With Proceeds From Securities Lending	8,229,725	—	—	8,229,725
Total	$293,178,390	$101,250	$—	$293,279,640

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$94,000	$—	$94,000
Total	$—	$94,000	$—	$94,000

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$49,067,534	$—	$—	$49,067,534
Purchased Put Options	—	16,705	—	16,705
Short-Term Investments	1,583,051	—	—	1,583,051
Investments Purchased With Proceeds From Securities Lending	70,364	—	—	70,364
Total	$50,720,949	$16,705	$—	$50,737,654

Liabilities	Level 1	Level 2	Level 3	Total
Written Put Options	$—	$3,640	—	$3,640
Total	$—	$3,640	$—	$3,640

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$14,796,460	$—	$—	$14,796,460
Purchased Put Options	—	258,167	—	258,167
Short-Term Investments	191,918	—	—	191,918
Investments Purchased With Proceeds From Securities Lending	11,096	—	—	11,096
Total	$14,999,474	$258,167	$—	$15,257,641

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$86,860	$—	$86,860
Written Put Options	—	49,575	—	49,575
Total	$—	$136,435	$—	$136,435

*	Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the year ended November 30, 2018, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund	Horizon Active Dividend Fund	Horizon Defined Risk Fund
Purchased Options	$2,686,450	$2,591,496	$216,758	$6,726	$151,386
Written Options	$1,284,331	$536,675	$146,034	$1,848	$142,838

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of November 30, 2018:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Active Asset Allocation Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Risk Assist Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Income Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Active Dividend Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value
Horizon Defined Risk Fund	Equity Risk Contracts	Investments in Unaffiliated Securities, at Value	Options Written, at Value

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

Horizon Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$2,628,875
Written Options	$812,250

Horizon Active Risk Assist Fund
Derivatives Investment Value
Purchased Options	$2,989,375
Written Options	$211,750

Horizon Active Income Fund
Derivatives Investment Value
Purchased Options	$101,250
Written Options	$94,000

Horizon Active Dividend Fund
Derivatives Investment Value
Purchased Options	$16,705
Written Options	$3,640

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$258,167
Written Options	$136,435

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended November 30, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Active Asset Allocation Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$4,540,866
Written Options	828,957
$5,369,823

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(1,693,194)
Written Options	(178,311)
$(1,871,505)

Horizon Active Risk Assist Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(2,505,597)
Written Options	5,745,151
$3,239,554

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(365,520)
Written Options	(747,382)
$(1,112,902)

Horizon Active Income Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(1,590,017)
Written Options	359,232
$(1,230,785)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$512,005
Written Options	(157,843)
$354,162

Horizon Active Dividend Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$253,649
Written Options	(36,539)
$217,110

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(3,810)
Written Options	(914)
$(4,724)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

Horizon Defined Risk Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(234,238)
Written Options	287,903
$53,665

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(114,021)
Written Options	88,971
$(25,050)

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of November 30, 2018:

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Written Options	$812,250	(1)	$—	$812,250	$—	$(812,250	)(2)	$—
Total	$812,250		$—	$812,250	$—	$(812,250)		$—

Horizon Active Risk Assist Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Written Options	$211,750	(1)	$—	$211,750	$—	$(211,750	)(2)	$—
Total	$211,750		$—	$211,750	$—	$(211,750)		$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

Horizon Active Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Written Options	$94,000	(1)	$—	$94,000	$—	$(94,000	)(2)	$—
Total	$94,000		$—	$94,000	$—	$(94,000)		$—

Horizon Active Dividend Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Written Options	$3,640	(1)	$—	$3,640	$—	$(3,640	)(2)	$—
Total	$3,640		$—	$3,640	$—	$(3,640)		$—

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Written Options	$136,435	(1)	$—	$136,435	$—	$(136,435	)(2)	$—
Total	$136,435		$—	$136,435	$—	$(136,435)		$—

(1)	Written options at value as presented in the Portfolios of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ 2018 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and the Horizon Defined Risk Fund and quarterly for the Horizon Active Income Fund and Horizon Active Dividend Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board has adopted a shareholder serving plan for Investor Class Shares (the “Plan”) of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and the Horizon Active Income Fund is 0.10% of average daily net assets. For these services, the Funds pay a fee up to 0.10% of average net assets attributable to Investor Class shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Active Dividend Fund and the Horizon Defined Risk Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of up to 0.25% of the average daily net assets attributable to the applicable classes. During the year ended November 30, 2018 the distribution fees

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

accrued for the Investor Class shares of both the Horizon Active Dividend Fund and the Horizon Defined Risk Fund and Advisor Class shares of all Funds were 0.10% and 0.25% of average daily net assets, respectively. During the year ended November 30, 2018, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, and the Horizon Defined Risk Fund Advisor Class shares incurred $16,462, $954, $2,907, $20,523, and $15,596 respectively, pursuant to the plan. During the year ended November 30, 2018, the Horizon Active Dividend Fund and the Horizon Defined Risk Fund Investor Class shares incurred $28,122 and $2,502 respectively, pursuant to the plan. Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund and Institutional Class shares of Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Effective January 23, 2018, the Advisory fee rate decreased from 1.10% to 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund and the Horizon Active Risk Assist Fund. Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets of the Horizon Active Dividend Fund and 0.80% of the average daily net assets of the Horizon Defined Risk Fund as of November 30, 2018.

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed, until March 31, 2020, for each Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%^	1.17%+	1.17%
Horizon Active Risk Assist Fund	1.17%^	1.17%+	1.17%
Horizon Active Income Fund	0.99%*	0.99%#	0.99%
Horizon Active Dividend Fund	0.99%	0.99%	0.99%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%

^	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17% and now excludes 0.10% of Shareholder Servicing Fees.

+	Effective March 30, 2018, the Operating Expense Limit Agreement for the Advisor Class decreased from 1.42% to 1.17% and now excludes 0.25% of Distribution Fees (12b-1).

*	Effective March 30, 2018, the Operating Expense Limit Agreement for the Investor Class decreased from 1.09% to 0.99% and now excludes 0.10% of Shareholder Servicing Fees.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

#	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 0.99% and now excludes 0.25% of Distribution Fees (12b-1).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses are subsequently less than its respective limit described in the Waiver Agreement, the Adviser shall be entitled to reimbursement by that Fund. If the Funds’ Operating Expenses subsequently exceed the figures in the above table, the reimbursements shall be suspended. Any fees waived on expenses reimbursed are subject to possible recoupment by the Adviser within 36 months after such fees have been waived on expenses reimbursed; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Funds and their shareholders.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated. The fee waivers and expense reimbursements incurred by the Predecessor funds are subject to recapture. During the year ended November 30, 2018, the Adviser recouped from Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and the Horizon Defined Risk Fund $143,922, $285,932, $189,886, $0 and $0, respectively.

Fund	2019	2020	2021	Total
Horizon Active Asset Allocation Fund	$407,215	$484,350	$66,540	$958,105
Horizon Active Risk Assist Fund	216,992	479,594	86,367	782,953
Horizon Active Income Fund	—	—	—	—
Horizon Active Dividend Fund	—	63,967	68,437	132,404
Horizon Defined Risk Fund	—	—	87,874	87,874

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $26,000 for each fiscal year plus $6,000 for attendance at an in-person board meeting or $1,000 for attendance by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended November 30, 2018, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$1,276,923,462	$1,182,633,057
Horizon Active Risk Assist Fund	1,805,842,000	1,511,600,627
Horizon Active Income Fund	478,449,828	385,934,561
Horizon Active Dividend Fund	132,699,753	107,751,762
Horizon Defined Risk Fund	22,977,578	8,253,995

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

5. SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). On March 28, 2018, a special meeting of the Board was held to discuss the Securities Lending Program and the operational aspect of treating proceeds from Securities Lending activities as an offset to expenses of the Funds. Effective March 30, 2018, the Board approved an Amendment to the Securities Lending Agreement (the “Amendment”) whereby the Funds are entitled to utilize Securities Lending Income to offset costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. In the year ended November 30, 2018, these expenses included Administrative & Accounting Service Fees, Transfer Agent Fees, and Custodian Fees. As the Securities Lending Expense offset for the Horizon Active Income Fund exceeded charges incurred with the Custodian and its affiliates during the year, these expenses also included Legal Fees, Registration Fees, Printing and Postage Expenses, and Trustees’ Fees and Expenses, as allowed under the Amendment. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Securities lending income is disclosed on the Statements of Operations as securities lending income (for the period before the Board approved the Amendment) and as a securities lending expense offset thereafter. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the year ended November 30, 2018, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of the year ended November 30, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$1,675,548	$1,707,825
Horizon Active Risk Assist Fund	25,179,130	25,680,541
Horizon Active Income Fund	8,039,718	8,229,725
Horizon Active Dividend Fund	64,735	70,364
Horizon Defined Risk Fund	10,950	11,096

*

The cash collateral received was invested in the First American Government Obligations Fund, a money market fund subject to Rule 2a-7 under the 1940 Act with an overnight and continuous maturity, as shown on the Portfolios of Investments. These amounts were not included in the offsetting disclosure in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

6. LINE OF CREDIT ARRANGEMENT

Effective March 2, 2018, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, and the Horizon Active Dividend Fund are each party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 28, 2019, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $50,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 5.25% as of November 30, 2018, if they borrow. For the year ended November 30, 2018, the Horizon Active Asset Allocation Fund had average borrowings of $3,186,500 and the weighted average interest rate on the line of credit borrowings was 5.25% which occurred between November 5, 2018 and November 6, 2018. On November 5, 2018, the Horizon Active Asset Allocation Fund had borrowings of $3,668,000, which represents the largest borrowing amount during the year ended November 30, 2018. For the Horizon Active Risk Assist Fund, Horizon Active Income Fund, and the Horizon Active Dividend Fund, there were no borrowings on the line of credit during the year ended November 30, 2018. None of the Funds had outstanding borrowings on the line of credit as of November 30, 2018.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2018 and November 30, 2017 was as follows:

	For the year ended November 30, 2018
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$45,761,474	$1,396,890	$—	$47,158,364
Horizon Active Risk Assist Fund	19,595,394	—	—	19,595,394
Horizon Active Income Fund	6,783,036	—	—	6,783,036
Horizon Active Dividend Fund	992,997	—	—	992,997
Horizon Defined Risk Fund	—	—	—	—

	For the year ended November 30, 2017
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$3,288,702	$—	$—	$3,288,702
Horizon Active Risk Assist Fund	2,745,980	—	—	2,745,980
Horizon Active Income Fund	4,876,613	—	—	4,876,613
Horizon Active Dividend Fund	713	—	—	713

On December 24, 2018, the Funds paid the following per share income distributions:

Fund	Investor Class	Advisor Class	Institutional Class
Horizon Active Asset Allocation Fund	$0.08393966	$0.07034898	$0.09561637
Horizon Active Risk Assist Fund	0.12440995	0.08679826	0.14083785
Horizon Active Income Fund	0.14775681	0.13793278	0.15598592
Horizon Active Dividend Fund	0.18563359	0.15545470	—
Horizon Defined Risk Fund	0.16937597	0.09978438	—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

On December 24, 2018, the Funds paid the following per share capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$0.59703	$0.12159
Horizon Active Risk Assist Fund	0.57838	0.05981
Horizon Active Income Fund	—	—
Horizon Active Dividend Fund	2.05126	—
Horizon Defined Risk Fund	0.09162	0.01718

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2018, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$527,431,749	$5,582,284	$(16,106,811)	$(10,524,527)
Horizon Active Risk Assist Fund	745,168,117	8,184,771	(23,302,744)	(15,117,973)
Horizon Active Income Fund	298,330,361	532,538	(5,618,343)	(5,085,805)
Horizon Active Dividend Fund	52,054,742	1,045,717	(2,363,754)	(1,318,037)
Horizon Defined Risk Fund	15,302,080	1,003,799	(959,267)	44,532

As of November 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$22,998,025	$4,610,598	$—	$(208,276)	$—	$(10,524,527)	$16,875,820
Horizon Active Risk Assist Fund	20,740,673	2,026,444	—	(291,580)	—	(15,117,973)	7,357,564
Horizon Active Income Fund	2,429,934	—	—	(19,032,314)	—	(5,085,805)	(21,688,185)
Horizon Active Dividend Fund	2,323,480	—	—	—	—	(1,318,037)	1,005,443
Horizon Defined Risk Fund	121,434	9,611	—	—	—	44,532	175,577

The difference between book and tax basis, unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is attributable to mark to market and/or the tax deferral of losses on various investments.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

At November 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$—	$—	$—
Horizon Active Risk Assist Fund	—	—	—
Horizon Active Income Fund	15,957,640	3,074,674	19,032,314
Horizon Active Dividend Fund	—	—	—
Horizon Defined Risk Fund	—	—	—

The Funds did not utilize any capital loss carryforwards during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. Each Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended November 30, 2018, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid in Capital
Horizon Active Asset Allocation Fund	$(6,869,252)	$6,869,252
Horizon Active Risk Assist Fund	(4,344,548)	4,344,548
Horizon Active Income Fund	—	—
Horizon Active Dividend Fund	(371,782)	371,782
Horizon Defined Risk Fund	(7,027)	7,027

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2018, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. There were no individual shareholders of record who owned more than 5% of the outstanding shares of beneficial interest of a Fund or Class of shares of a Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018

9. INVESTMENTS IN AFFILIATES

An affiliated person of the Horizon Active Risk Assist Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the year ended November 30, 2018 are as follows:

Security Name	Value At November 30, 2017	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value At November 30, 2018	Share Balance November 30, 2018
iShares Emerging Markets Dividend ETF *	$—	$26,949,411	$—	$119,944	$—	$—	$27,069,355	698,564
SPDR Portfolio S&P 500 Value ETF *	—	202,699,519	(67,916,540)	(1,941,590)	(2,119,766)	307,207	130,721,623	4,322,805
X-Trackers Russell 1000 US QARP ETF *	—	10,879,656	(2,265,053)	(363,143)	(160,990)	40,213	8,090,470	311,535
Total	$—	$240,528,586	$(70,181,593)	$(2,184,789)	$(2,280,756)	$347,420	$165,881,448	5,332,904

An affiliated person of the Horizon Active Income Fund, as defined by the 1940 Act, may include any company in which the Fund ownes five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the year ended November 30, 2018 are as follows:

Security Name	Value At November 30, 2017	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value At November 30, 2018	Share Balance November 30, 2018
X-Trackers Short Duration High Yield Corporate Bond ETF *	$—	$7,220,435	$(1,491)	$(184,774)	$(8)	$192,135	$7,034,162	145,279

*	Affiliate as of November 30, 2018.

The Horizon Active Income Fund was affiliated with the X-Trackers USD High Yield Corporate Bond ETF for the period December 1, 2017 to January 18, 2018. During that period the Horizon Active Income Fund received $246,062 in dividend income.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements other than distributions noted in Note 7.

Effective January 23, 2019, the Board and the Adviser agreed to add the Horizon Defined Risk Fund to the Loan Agreement described in Note 6 due to the Fund’s asset growth during the fiscal year.

Horizon Funds DISCLOSURE OF FUND EXPENSES (Unaudited) November 30, 2018

As a shareholder of the Funds you incur ongoing costs, including management fees, sales charges, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The column labeled “Actual” of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The column labeled “Hypothetical” of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio[1]	Beginning Account Value 6/1/2018	Ending Account Value 11/30/2018	Expenses Paid During Period[2]	Ending Account Value 11/30/2018	Expenses Paid During Period[2]
Horizon Active Asset Allocation - Investor Class	1.32%	$ 1,000.00	$ 971.60	$ 6.52	$ 1,018.45	$ 6.68
Horizon Active Asset Allocation - Advisor Class	1.47%	$ 1,000.00	$ 970.80	$ 7.26	$ 1,017.70	$ 7.44
Horizon Active Asset Allocation - Institutional Class	1.22%	$ 1,000.00	$ 971.70	$ 6.03	$ 1,018.95	$ 6.17
Horizon Active Risk Assist - Investor Class	1.34%	$ 1,000.00	$ 966.60	$ 6.61	$ 1,018.35	$ 6.78
Horizon Active Risk Assist - Advisor Class	1.49%	$ 1,000.00	$ 1,030.30	$ 7.19	$ 1,017.85	$ 7.14
Horizon Active Risk Assist - Institutional Class	1.23%	$ 1,000.00	$ 967.50	$ 6.07	$ 1,018.90	$ 6.23
Horizon Active Income - Investor Class	1.36%	$ 1,000.00	$ 985.70	$ 6.77	$ 1,018.25	$ 6.88
Horizon Active Income - Advisor Class	1.40%	$ 1,000.00	$ 986.10	$ 6.97	$ 1,018.05	$ 7.08
Horizon Active Income - Institutional Class	1.18%	$ 1,000.00	$ 987.40	$ 5.88	$ 1,019.15	$ 5.97
Horizon Active Dividend - Investor Class	1.15%	$ 1,000.00	$ 1,014.70	$ 5.81	$ 1,019.30	$ 5.82
Horizon Active Dividend - Advisor Class	1.30%	$ 1,000.00	$ 1,014.00	$ 6.56	$ 1,018.55	$ 6.58
Horizon Defined Risk - Investor Class	1.02%	$ 1,000.00	$ 1,027.40	$ 5.18	$ 1,019.95	$ 5.16
Horizon Defined Risk - Advisor Class	1.17%	$ 1,000.00	$ 1,026.80	$ 5.94	$ 1,019.20	$ 5.92

[1]	The expense ratio excludes securities lending expense offset.

[2]

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days, and divided by 365 (to reflect the number of days in the period).

Horizon Funds REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM November 30, 2018

To the Shareholders and Board of Trustees of
Horizon Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Horizon Funds comprising Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, and Horizon Defined Risk Fund (the “Funds”) as of November 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three years in the period then ended for Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and Horizon Active Income Fund, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes, for Horizon Active Dividend Fund, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 28, 2017 (commencement of operations) through November 30, 2018, for Horizon Defined Risk Fund (collectively, for all Funds, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of November 30, 2018, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the periods ended November 30, 2015 and prior, were audited by other auditors whose report dated January 28, 2016, expressed an unqualified opinion on those highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

/s/ COHEN & COMPANY, LTD

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 28, 2019

Horizon Funds ADDITIONAL INFORMATION (Unaudited) November 30, 2018

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended November 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Horizon Active Asset Allocation Fund	14.25%
Horizon Active Risk Assist Fund	30.35%
Horizon Active Income Fund	15.14%
Horizon Active Dividend Fund	26.24%
Horizon Defined Risk Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2018 was as follows:

Fund Name	Dividends Received Deduction
Horizon Active Asset Allocation Fund	0.87%
Horizon Active Risk Assist Fund	2.07%
Horizon Active Income Fund	3.63%
Horizon Active Dividend Fund	16.56%
Horizon Defined Risk Fund	0.00%

Short Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for Each Fund were as follows:

Fund Name	Short Term Capital Gain
Horizon Active Asset Allocation Fund	95.26%
Horizon Active Risk Assist Fund	88.64%
Horizon Active Income Fund	0.00%
Horizon Active Dividend Fund	37.05%
Horizon Defined Risk Fund	0.00%

Horizon Funds ADDITIONAL INFORMATION (Unaudited) (Continued) November 30, 2018

Information pertaining to the Directors and Officers of the Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Directors and is available with charge, upon request, by calling 1-855-754-7832.

Independent Trustees
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	5	Trustee, AdvisorOne Funds (7 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	5	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (since 2011), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	5	Trustee, Barings Funds Trust (8 portfolios); Trustee, Barings Global Short Duration High Yield Fund (1 portfolio).

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.

Horizon Funds ADDITIONAL INFORMATION (Unaudited) (Continued) November 30, 2018

Interested Trustees and Officers
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee Indefinite Term of Office (since 2015) and President; One Year Term of Office (since 2015)	President and CEO of Horizon Investments, LLC	5	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, LLC, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, September 2008- November 2014	Not Applicable	Not Applicable
Steve Terry*** Year of Birth: 1980	Treasurer; One Year Term of Office (Since October 2018)	Head of Finance and Business Systems of Horizon Investments, LLC, August 2016-present; Co-Founder, Catamaran Investment Partners, 2015-August 2016; Principal, Intersection Partners, 2011-2015	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.
**	Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.
***	Benjamin Johnson served as Treasurer from 2015 - October 2018 at which point he was replaced by Steve Terry.

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

●   Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed February 1, 2018.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Todd Gaylord is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Cohen & Company, Ltd., to perform audit services, audit-related services, and tax services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2018	FYE 11/30/2017
Audit Fees	$75,000	$56,000
Audit-Related Fees	$0	$0
Tax Fees	$15,000	$12,000
All Other Fees	$0	$0

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended November 30, 2018 and November 30, 2017, respectively, applicable to non-audit services pursuant to a waiver of the pre-approval requirement was as follows:

	FYE 11/30/2018	FYE 11/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountants for services to the registrant and to the registrant’s investment adviser or Service Affiliates (as defined below) for the last two years.

Non-Audit Related Fees	FYE 11/30/2018	FYE 11/30/2017
Registrant	$7,360	$0
Registrant’s Investment Adviser	$0	$0

Because the registrant’s accountants have not rendered any non-audit services during the last two fiscal years to the registrant’s investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (together with the registrant’s investment adviser, “Service Affiliates”) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s board of directors has not considered whether the provision of such services to the registrant’s investment adviser or the Service Affiliates is compatible with maintaining the independence of the registrant’s accountant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 1, 2018.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:	2/7/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date:	2/7/2019

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Treasurer and Principal Financial Officer

Date:	2/6/2019

*	Print the name and title of each signing officer under his or her signature.